WRL Series Annuity Account







                                 Annual Report
                               December 31, 1997







                         Western Reserve Life Assurance
                                  Co. of Ohio







February 1998
ACC00002 (2/98)

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       ----------------------------------


                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account--WRL Freedom Variable Annuity and WRL Freedom Attainer Contracts



In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Variable Annuity and WRL Freedom Attainer Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1997, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP


PRICE WATERHOUSE LLP
Kansas City, Missouri
January 30, 1998

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    ----------------------------------------


                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account--WRL Freedom Bellwether, WRL Freedom Conqueror, and WRL Freedom Wealth Creator Contracts



In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Bellwether, WRL Freedom Conqueror and WRL Freedom Wealth Creator Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1997, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP


PRICE WATERHOUSE LLP
Kansas City, Missouri
January 30, 1998

W R L  S e r i e s  A n n u i t y  A c c o u n t

                               TABLE OF CONTENTS



                                                                              PAGE
         WRL SERIES ANNUITY ACCOUNT
           Reports of Independent Accountants ............................     1
          FREEDOM AND ATTAINER
           Statements of Assets, Liabilities and Equity Accounts .........     4
           Statements of Operations ......................................     6
           Statements of Changes in Equity Accounts ......................     8
           Selected Per Unit Data and Ratios .............................    11
           Notes to Financial Statements .................................    16
          BELLWETHER, CONQUEROR, AND CREATOR
           Statements of Assets, Liabilities and Equity Accounts .........    20
           Statements of Operations ......................................    22
           Statements of Changes in Equity Accounts ......................    24
           Selected Per Unit Data and Ratios .............................    27
           Notes to Financial Statements .................................    32



1 9 9 7  A n n u a l  R e p o r t
                                       3

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
              STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
                              At December 31, 1997
         All amounts (except unit value, units and shares) in thousands
                       ----------------------------------



                                                MONEY MARKET              BOND                 GROWTH
                                                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................          39,405,597             4,137,165             15,514,940
                                             =================     =================     ==================
   Cost ..................................   $          39,406     $          45,465     $          450,230
                                             =================     =================     ==================
  Investments at net asset value .........   $          39,406     $          46,097     $          571,636
  Accrued transfers from depositor .......                 125                     0                      0
                                             -----------------     -----------------     ------------------
   Total assets ..........................              39,531                46,097                571,636
                                             -----------------     -----------------     ------------------
LIABILITIES:
  Accrued transfers to depositor .........                   0                    15                    180
                                             -----------------     -----------------     ------------------
   Net assets ............................   $          39,531     $          46,082     $          571,456
                                             =================     =================     ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................    2,860,806.230777      2,360,470.224753      14,841,891.071521
                                             =================     =================     ==================
   Unit value ............................   $       13.818196     $       19.522492     $        38.502879
                                             =================     =================     ==================
   Contract Owners' equity ...............   $          39,531     $          46,082     $          571,456
                                             -----------------     -----------------     ------------------
 Depositor's equity:
   Units .................................                 N/A                   N/A                   N/A
                                             =================     =================     ==================
   Unit value ............................   $             N/A     $             N/A     $              N/A
                                             =================     =================     ==================
   Depositor's equity ....................   $             N/A     $             N/A     $              N/A
                                             -----------------     -----------------     ------------------
   Total equity ..........................   $          39,531     $          46,082     $          571,456
                                             =================     =================     ==================




                                                   GLOBAL
                                                 SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................           13,746,466
                                             ==================
   Cost ..................................   $          222,361
                                             ==================
  Investments at net asset value .........   $          261,778
  Accrued transfers from depositor .......                    0
                                             ------------------
   Total assets ..........................              261,778
                                             ------------------
LIABILITIES:
  Accrued transfers to depositor .........                  461
                                             ------------------
   Net assets ............................   $          261,317
                                             ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................    10,843,759.264963
                                             ==================
   Unit value ............................   $        24.098423
                                             ==================
   Contract Owners' equity ...............   $          261,317
                                             ------------------
 Depositor's equity:
   Units .................................                  N/A
                                             ==================
   Unit value ............................   $              N/A
                                             ==================
   Depositor's equity ....................   $              N/A
                                             ------------------
   Total equity ..........................   $          261,317
                                             ==================



                                                 STRATEGIC
                                                TOTAL RETURN        EMERGING GROWTH      AGGRESSIVE GROWTH
                                              SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................          10,495,823             8,127,101             4,650,806
                                             =================     =================     =================
   Cost ..................................   $         130,138     $         126,606     $          68,273
                                             =================     =================     =================
  Investments at net asset value .........   $         163,993     $         165,529     $          74,621
  Accrued transfers from depositor .......                 266                   319                     0
                                             -----------------     -----------------     -----------------
   Total assets ..........................             164,259               165,848                74,621
                                             -----------------     -----------------     -----------------
LIABILITIES:
  Accrued transfers to depositor .........                   0                     0                    77
                                             -----------------     -----------------     -----------------
   Net assets ............................   $         164,259     $         165,848     $          74,544
                                             =================     =================     =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................    8,830,826.575966      7,179,789.683171      4,172,912.462699
                                             =================     =================     =================
   Unit value ............................   $       18.600662     $       23.099337     $       17.863734
                                             =================     =================     =================
   Contract Owners' equity ...............   $         164,259     $         165,848     $          74,544
                                             -----------------     -----------------     -----------------
 Depositor's equity:
   Units .................................                 N/A                   N/A                   N/A
                                             =================     =================     =================
   Unit value ............................   $             N/A     $             N/A     $             N/A
                                             =================     =================     =================
   Depositor's equity ....................   $             N/A     $             N/A     $             N/A
                                             -----------------     -----------------     -----------------
   Total equity ..........................   $         164,259     $         165,848     $          74,544
                                             =================     =================     =================



   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
              STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
                              At December 31, 1997
         All amounts (except unit value, units and shares) in thousands
                       ----------------------------------



                                                                       GROWTH &          TACTICAL ASSET
                                                  BALANCED              INCOME             ALLOCATION         C.A.S.E. GROWTH
                                                SUB-ACCOUNT        SUB-ACCOUNT (B)        SUB-ACCOUNT           SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................           1,446,665           1,103,879             5,717,078             1,239,030
                                             =================     ===============     =================     =================
   Cost ..................................   $          15,867     $        13,190     $          69,277     $          18,396
                                             =================     ===============     =================     =================
  Investments at net asset value .........   $          17,373     $        13,862     $          77,827     $          17,359
  Accrued transfers from depositor .......                   0                 194                    96                   318
                                             -----------------     ---------------     -----------------     -----------------
   Total assets ..........................              17,373              14,056                77,923                17,677
                                             -----------------     ---------------     -----------------     -----------------
LIABILITIES:
 Accrued transfers to depositor ..........                  49                   0                     0                     0
                                             -----------------     ---------------     -----------------     -----------------
   Net assets ............................   $          17,324     $        14,056     $          77,923     $          17,677
                                             =================     ===============     =================     =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................    1,238,709.131717      884,769.379950      5,049,374.089329      1,120,895.670619
                                             =================     ===============     =================     =================
   Unit value ............................   $       13.985778     $     15.886539     $       15.432237     $       15.770687
                                             =================     ===============     =================     =================
   Contract Owners' equity ...............   $          17,324     $        14,056     $          77,923     $          17,677
                                             -----------------     ---------------     -----------------     -----------------
 Depositor's equity:
   Units .................................                 N/A                  N/A                  N/A                   N/A
                                             =================     ===============     =================     =================
   Unit value ............................   $             N/A     $           N/A     $             N/A     $             N/A
                                             =================     ===============     =================     =================
   Depositor's equity ....................   $             N/A     $           N/A     $             N/A     $             N/A
                                             -----------------     ---------------     -----------------     -----------------
   Total equity ..........................   $          17,324     $        14,056     $          77,923     $          17,677
                                             =================     ===============     =================     =================




                                                                                          INTERNATIONAL            U.S.
                                                GLOBAL SECTOR         VALUE EQUITY            EQUITY              EQUITY
                                               SUB-ACCOUNT (C)        SUB-ACCOUNT        SUB-ACCOUNT (D)     SUB-ACCOUNT (D)
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................           227,753             3,551,418             595,288           1,026,410
                                              ================     =================    ================    ================
   Cost ....................................  $          2,427     $          43,068    $          6,474    $         12,600
                                              ================     =================    ================    ================
  Investments at net asset value ...........  $          2,361     $          49,382    $          6,372    $         12,558
  Accrued transfers from depositor .........                 0                     0                   5                   0
                                              ----------------     -----------------    ----------------    ----------------
   Total assets ............................             2,361                49,382               6,377              12,558
                                              ----------------     -----------------    ----------------    ----------------
LIABILITIES:
  Accrued transfers to depositor ...........                 0                     6                   0                 181
                                              ----------------     -----------------    ----------------    ----------------
   Net assets ..............................  $          2,361     $          49,376    $          6,377    $         12,377
                                              ================     =================    ================    ================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ...................................    169,725.641082      3,562,149.020767      570,632.722441      971,655.344974
                                              ================     =================    ================    ================
   Unit value ..............................  $      10.745418     $       13.861249    $      10.616583    $      12.544316
                                              ================     =================    ================    ================
   Contract Owners' equity .................  $          1,824     $          49,376    $          6,058    $         12,189
                                              ----------------     -----------------    ----------------    ----------------
 Depositor's equity:
   Units ...................................     49,997.602730                   N/A       30,000.000000       15,000.000000
                                              ================     =================    ================    ================
   Unit value ..............................  $      10.745418     $             N/A    $      10.616583    $      12.544316
                                              ================     =================    ================    ================
   Depositor's equity ......................  $            537     $             N/A    $            319    $            188
                                              ----------------     -----------------    ----------------    ----------------
   Total equity ............................  $          2,361     $          49,376    $          6,377    $         12,377
                                              ================     =================    ================    ================


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(d) The inception date of this sub-account was January 2, 1997.


   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                            STATEMENT OF OPERATIONS
                      For the year ended December 31, 1997
                            All amounts in thousands
                       ----------------------------------



                                                                               MONEY MARKET       BOND        GROWTH
                                                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ............................................................    $  2,524      $  2,098      $  3,949
 Capital gain distributions .................................................           0             0        57,909
                                                                                 --------      --------      --------
                                                                                    2,524         2,098        61,858
EXPENSES:
 Mortality and expense risk .................................................         610           504         7,280
                                                                                 --------      --------      --------
  Net investment income (loss) ..............................................       1,914         1,594        54,578
                                                                                 --------      --------      --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from securities transactions ......................           0        (1,439)       40,068
 Change in unrealized appreciation (depreciation) ...........................           0         2,760        (8,813)
                                                                                 --------      --------      --------
  Net gain (loss) on investments ............................................           0         1,321        31,255
                                                                                 --------      --------      --------
   Net increase (decrease) in equity accounts resulting from operations .....    $  1,914      $  2,915      $ 85,833
                                                                                 ========      ========      ========




                                                                                   GLOBAL
                                                                                SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .............................................................   $  14,850
 Capital gain distributions ..................................................      16,769
                                                                                 ---------
                                                                                    31,619
EXPENSES:
 Mortality and expense risk ..................................................       3,219
                                                                                 ---------
  Net investment income (loss) ...............................................      28,400
                                                                                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ......................      11,173
  Change in unrealized appreciation (depreciation) ...........................         147
                                                                                 ---------
   Net gain (loss) on investments ............................................      11,320
                                                                                 ---------
    Net increase (decrease) in equity accounts resulting from operations .....   $  39,720
                                                                                 =========



                                                                                   STRATEGIC        EMERGING    AGGRESSIVE
                                                                                  TOTAL RETURN       GROWTH       GROWTH
                                                                                SUB-ACCOUNT (A)   SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .............................................................      $  3,871        $      0     $  1,918
 Capital gain distributions ..................................................         9,977          15,287        4,915
                                                                                    --------        --------     --------
                                                                                      13,848          15,287        6,833
EXPENSES:
 Mortality and expense risk ..................................................         1,905           1,912          874
                                                                                    --------        --------     --------
  Net investment income (loss) ...............................................        11,943          13,375        5,959
                                                                                    --------        --------     --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ......................         3,798          10,326        2,785
  Change in unrealized appreciation (depreciation) ...........................        12,227           3,660        4,753
                                                                                    --------        --------     --------
   Net gain (loss) on investments ............................................        16,025          13,986        7,538
                                                                                    --------        --------     --------
    Net increase (decrease) in equity accounts resulting from operations .....      $ 27,968        $ 27,361     $ 13,497
                                                                                    ========        ========     ========


   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                            STATEMENT OF OPERATIONS
                 For the year or period ended December 31, 1997
                            All amounts in thousands
                       ----------------------------------



                                                                                                  GROWTH &
                                                                                  BALANCED         INCOME
                                                                                SUB-ACCOUNT   SUB-ACCOUNT (B)
INVESTMENT INCOME:
 Dividend income .............................................................    $   899        $  1,039
 Capital gain distributions ..................................................        861             961
                                                                                  -------        --------
                                                                                    1,760           2,000
EXPENSES:
 Mortality and expense risk ..................................................        195             155
                                                                                  -------        --------
  Net investment income (loss) ...............................................      1,565           1,845
                                                                                  -------        --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ......................        570             802
  Change in unrealized appreciation (depreciation) ...........................         91             (83)
                                                                                  -------        --------
   Net gain (loss) on investments ............................................        661             719
                                                                                  -------        --------
    Net increase (decrease) in equity accounts resulting from operations .....    $ 2,226        $  2,564
                                                                                  =======        ========



                                                                                TACTICAL ASSET
                                                                                  ALLOCATION    C.A.S.E. GROWTH
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .............................................................     $  2,846        $  1,427
 Capital gain distributions ..................................................        2,948              70
                                                                                   --------        --------
                                                                                      5,794           1,497
EXPENSES:
 Mortality and expense risk ..................................................          878              85
                                                                                   --------        --------
  Net investment income (loss) ...............................................        4,916           1,412
                                                                                   --------        --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ......................        1,965             545
  Change in unrealized appreciation (depreciation) ...........................        2,950          (1,258)
                                                                                   --------        --------
   Net gain (loss) on investments ............................................        4,915            (713)
                                                                                   --------        --------
    Net increase (decrease) in equity accounts resulting from operations .....     $  9,831        $    699
                                                                                   ========        ========




                                                                            GLOBAL SECTOR    VALUE EQUITY
                                                                           SUB-ACCOUNT (C)    SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ........................................................      $  111           $   544
 Capital gain distributions .............................................           9                85
                                                                               ------           -------
                                                                                  120               629
EXPENSES:
 Mortality and expense risk .............................................          31               437
                                                                               ------           -------
  Net investment income (loss) ..........................................          89               192
                                                                               ------           -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................         124             1,235
  Change in unrealized appreciation (depreciation) ......................        (149)            5,135
                                                                               ------           -------
   Net gain (loss) on investments .......................................         (25)            6,370
                                                                               ------           -------
    Net increase (decrease) in equity accounts resulting from operations       $   64           $ 6,562
                                                                               ======           =======



                                                                            INTERNATIONAL
                                                                                EQUITY         U.S. EQUITY
                                                                           SUB-ACCOUNT (D)   SUB-ACCOUNT (D)
INVESTMENT INCOME:
 Dividend income ........................................................      $   27            $  419
 Capital gain distributions .............................................           0                40
                                                                               ------            ------
                                                                                   27               459
EXPENSES:
 Mortality and expense risk .............................................          47                75
                                                                               ------            ------
  Net investment income (loss) ..........................................         (20)              384
                                                                               ------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................          48               640
  Change in unrealized appreciation (depreciation) ......................        (102)              (42)
                                                                               ------            ------
   Net gain (loss) on investments .......................................         (54)              598
                                                                               ------            ------
    Net increase (decrease) in equity accounts resulting from operations       $  (74)           $  982
                                                                               ======            ======


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(d) The inception date of this sub-account was January 2, 1997.


   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                              For the year ended
                            All amounts in thousands
                       ----------------------------------



                                                                   MONEY MARKET                BOND
                                                                   SUB-ACCOUNT              SUB-ACCOUNT
                                                                   DECEMBER 31              DECEMBER 31
                                                             ------------------------ -----------------------
                                                                  1997         1996        1997        1996
                                                             ------------ ----------- ----------- -----------
OPERATIONS:
  Net investment income (loss) .............................  $    1,914   $  1,736    $  1,594    $  2,117
  Net gain (loss) on investments ...........................           0          0       1,321      (2,954)
                                                              ----------   --------    --------    --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................       1,914      1,736       2,915        (837)
                                                              ----------   --------    --------    --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................      11,544     20,116       7,028      (1,164)
                                                              ----------   --------    --------    --------
  Less cost of units redeemed:
   Administrative charges. .................................          27         27          30          37
   Policy loans ............................................          16          9          22           8
   Surrender benefits ......................................      24,076     12,020       8,533       5,574
   Death benefits ..........................................         949        251         792         973
                                                              ----------   --------    --------    --------
                                                                  25,068     12,307       9,377       6,592
                                                              ----------   --------    --------    --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................     (13,524)     7,809      (2,349)     (7,756)
                                                              ----------   --------    --------    --------
   Net increase (decrease) in equity accounts ..............     (11,610)     9,545         566      (8,593)
  Depositor's equity contribution (net redemption) .........           0          0           0           0
EQUITY ACCOUNTS:
  Beginning of period ......................................      51,141     41,596      45,516      54,109
                                                              ----------   --------    --------    --------
  End of period ............................................  $   39,531   $ 51,141    $ 46,082    $ 45,516
                                                              ==========   ========    ========    ========



                                                                      GROWTH
                                                                    SUB-ACCOUNT
                                                                    DECEMBER 31
                                                             -------------------------
                                                                  1997         1996
                                                             ------------ ------------
OPERATIONS:
  Net investment income (loss) .............................  $  54,578    $  29,596
  Net gain (loss) on investments ...........................     31,255       55,089
                                                              ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................     85,833       84,685
                                                              ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................     10,315       20,058
                                                              ---------    ---------
  Less cost of units redeemed:
   Administrative charges. .................................        468          489
   Policy loans ............................................        126          223
   Surrender benefits ......................................     97,322       57,168
   Death benefits ..........................................      2,891        3,394
                                                              ---------    ---------
                                                                100,807       61,274
                                                              ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................    (90,492)     (41,216)
                                                              ---------    ---------
   Net increase (decrease) in equity accounts ..............     (4,659)      43,469
  Depositor's equity contribution (net redemption) .........          0            0
EQUITY ACCOUNTS:
  Beginning of period ......................................    576,115      532,646
                                                              ---------    ---------
  End of period ............................................  $ 571,456    $ 576,115
                                                              =========    =========




                                                                                                      STRATEGIC
                                                                         GLOBAL                      TOTAL RETURN
                                                                       SUB-ACCOUNT                 SUB-ACCOUNT (A)
                                                                       DECEMBER 31                   DECEMBER 31
                                                               ---------------------------   ----------------------------
                                                                    1997           1996            1997           1996
                                                               ------------   ------------   -------------   ------------
OPERATIONS:
  Net investment income (loss) .............................    $  28,400      $  16,551       $  11,943      $   6,042
  Net gain (loss) on investments ...........................       11,320         25,769          16,025         10,207
                                                                ---------      ---------       ---------      ---------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................       39,720         42,320          27,968         16,249
                                                                ---------      ---------       ---------      ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................       32,684         52,565          16,145         14,095
                                                                ---------      ---------       ---------      ---------
  Less cost of units redeemed:
   Administrative charges ..................................          168            138              90             81
   Policy loans ............................................           47             83              13             43
   Surrender benefits ......................................       31,301         14,293          15,892          9,352
   Death benefits ..........................................          756            611             648            453
                                                                ---------      ---------       ---------      ---------
                                                                   32,272         15,125          16,643          9,929
                                                                ---------      ---------       ---------      ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................          412         37,440            (498)         4,166
                                                                ---------      ---------       ---------      ---------
   Net increase (decrease) in equity accounts ..............       40,132         79,760          27,470         20,415
  Depositor's equity contribution (net redemption) .........            0              0               0              0
EQUITY ACCOUNTS:
  Beginning of period ......................................      221,185        141,425         136,789        116,374
                                                                ---------      ---------       ---------      ---------
  End of period ............................................    $ 261,317      $ 221,185       $ 164,259      $ 136,789
                                                                =========      =========       =========      =========



   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                              For the year ended
                            All amounts in thousands
                       ----------------------------------

                                                              EMERGING GROWTH
                                                                SUB-ACCOUNT
                                                                DECEMBER 31
                                                         --------------------------
                                                               1997         1996
                                                         ------------- ------------
OPERATIONS:
  Net investment income (loss) .........................   $  13,375    $   4,618
  Net gain (loss) on investments .......................      13,986       15,399
                                                           ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................      27,361       20,017
                                                           ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................      11,051       17,337
                                                           ---------    ---------
  Less cost of units redeemed:
   Administrative charges ..............................         107           99
   Policy loans ........................................          34           90
   Surrender benefits ..................................      15,348        9,349
   Death benefits ......................................         357          331
                                                           ---------    ---------
                                                              15,846        9,869
                                                           ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................      (4,795)       7,468
                                                           ---------    ---------
   Net increase (decrease) in equity accounts ..........      22,566       27,485
  Depositor's equity contribution (redemption) .........           0            0
EQUITY ACCOUNTS:
  Beginning of period ..................................     143,282      115,797
                                                           ---------    ---------
  End of period ........................................   $ 165,848    $ 143,282
                                                           =========    =========

                                                             AGGRESSIVE GROWTH            BALANCED
                                                                SUB-ACCOUNT              SUB-ACCOUNT
                                                                DECEMBER 31              DECEMBER 31
                                                         ------------------------- -----------------------
                                                              1997         1996        1997        1996
                                                         ------------ ------------ ---------- ------------
OPERATIONS:
  Net investment income (loss) .........................   $  5,959     $  1,122    $  1,565    $    281
  Net gain (loss) on investments .......................      7,538        3,924         661         814
                                                           --------     --------    --------    --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     13,497        5,046       2,226       1,095
                                                           --------     --------    --------    --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................      5,867       (1,290)      3,185       2,216
                                                           --------     --------    --------    --------
  Less cost of units redeemed:
   Administrative charges ..............................         54           47          11           9
   Policy loans ........................................          8           28           5           8
   Surrender benefits ..................................      7,976        5,022       1,589         789
   Death benefits ......................................        625          482          80          31
                                                           --------     --------    --------    --------
                                                              8,663        5,579       1,685         837
                                                           --------     --------    --------    --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     (2,796)      (6,869)      1,500       1,379
                                                           --------     --------    --------    --------
   Net increase (decrease) in equity accounts ..........     10,701       (1,823)      3,726       2,474
  Depositor's equity contribution (redemption) .........          0            0           0        (219)
EQUITY ACCOUNTS:
  Beginning of period ..................................     63,843       65,666      13,598      11,343
                                                           --------     --------    --------    --------
  End of period ........................................   $ 74,544     $ 63,843    $ 17,324    $ 13,598
                                                           ========     ========    ========    ========

                                                                 GROWTH &
                                                                  INCOME
                                                              SUB-ACCOUNT (B)
                                                                DECEMBER 31
                                                         -------------------------
                                                              1997         1996
                                                         ------------ ------------
OPERATIONS:
  Net investment income (loss) .........................   $  1,845     $    511
  Net gain (loss) on investments .......................        719          593
                                                           --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................      2,564        1,104
                                                           --------     --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................        795        1,291
                                                           --------     --------
  Less cost of units redeemed:
   Administrative charges. .............................          8            7
   Policy loans ........................................          0            1
   Surrender benefits ..................................      1,665        1,581
   Death benefits ......................................         27           68
                                                           --------     --------
                                                              1,700        1,657
                                                           --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................       (905)        (366)
                                                           --------     --------
   Net increase (decrease) in equity accounts ..........      1,659          738
  Depositor's equity contribution (redemption) .........          0         (231)
EQUITY ACCOUNTS:
  Beginning of period ..................................     12,397       11,890
                                                           --------     --------
  End of period ........................................   $ 14,056     $ 12,397
                                                           ========     ========

                                                             TACTICAL ASSET
                                                               ALLOCATION            C.A.S.E. GROWTH
                                                               SUB-ACCOUNT             SUB-ACCOUNT
                                                               DECEMBER 31             DECEMBER 31
                                                         ----------------------- -----------------------
                                                              1997        1996        1997      1996 (C)
                                                         ----------- ----------- ------------ ----------
OPERATIONS:
  Net investment income (loss) .........................  $  4,916    $  1,857     $  1,412    $    58
  Net gain (loss) on investments .......................     4,915       4,480         (713)       228
                                                          --------    --------     --------    -------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     9,831       6,337          699        286
                                                          --------    --------     --------    -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................    12,079      24,484       14,277      3,388
                                                          --------    --------     --------    -------
  Less cost of units redeemed:
   Administrative charges. .............................        37          25            3          0
   Policy loans ........................................         2           0            5          1
   Surrender benefits ..................................     5,667       3,370          887         61
   Death benefits ......................................       476         141           16          0
                                                          --------    --------     --------    -------
                                                             6,182       3,536          911         62
                                                          --------    --------     --------    -------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     5,897      20,948       13,366      3,326
                                                          --------    --------     --------    -------
   Net increase (decrease) in equity accounts ..........    15,728      27,285       14,065      3,612
  Depositor's equity contribution (redemption) .........         0           0            0          0
EQUITY ACCOUNTS:
  Beginning of period ..................................    62,195      34,910        3,612          0
                                                          --------    --------     --------    -------
  End of period ........................................  $ 77,923    $ 62,195     $ 17,677    $ 3,612
                                                          ========    ========     ========    =======

   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                         For the year or period ended
                            All amounts in thousands
                       ----------------------------------



                                                                     GLOBAL SECTOR               VALUE EQUITY
                                                                    SUB-ACCOUNT (D)               SUB-ACCOUNT
                                                                      DECEMBER 31                 DECEMBER 31
                                                               -------------------------   -------------------------
                                                                    1997        1996(C)         1997         1996(C)
                                                               -----------   -----------   ------------   ----------
OPERATIONS:
  Net investment income (loss) .............................     $    89       $    (1)      $    192      $     16
  Net gain (loss) on investments ...........................         (25)          138          6,370         1,196
                                                                 -------       -------       --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................          64           137          6,562         1,212
                                                                 -------       -------       --------      --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................         161         2,132         29,438        15,673
                                                                 -------       -------       --------      --------
  Less cost of units redeemed:
   Administrative charges ..................................           1             0             15             2
   Policy loans ............................................           0             4              4             1
   Surrender benefits ......................................         275           348          3,045           264
   Death benefits ..........................................           5             0             67            89
                                                                 -------       -------       --------      --------
                                                                     281           352          3,131           356
                                                                 -------       -------       --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................        (120)        1,780         26,307        15,317
                                                                 -------       -------       --------      --------
   Net increase (decrease) in equity accounts ..............         (56)        1,917         32,869        16,529
  Depositor's equity contribution (net redemption) .........           0           500           (172)          150
EQUITY ACCOUNTS:
  Beginning of period ......................................       2,417             0         16,679             0
                                                                 -------       -------       --------      --------
  End of period ............................................     $ 2,361       $ 2,417       $ 49,376      $ 16,679
                                                                 =======       =======       ========      ========




                                                                  INTERNATIONAL        U.S.
                                                                     EQUITY            EQUITY
                                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                                                  DECEMBER 31       DECEMBER 31
                                                                     1997 (E)         1997 (E)
                                                               -----------------   ------------
OPERATIONS:
  Net investment income (loss) .............................        $   (20)         $    384
  Net gain (loss) on investments ...........................            (54)              598
                                                                    -------          --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................            (74)              982
                                                                    -------          --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................          6,413            11,930
                                                                    -------          --------
  Less cost of units redeemed:
   Administrative charges ..................................              1                 3
   Policy loans ............................................              0                 0
   Surrender benefits ......................................            256               682
   Death benefits ..........................................              5                 0
                                                                    -------          --------
                                                                        262               685
                                                                    -------          --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................          6,151            11,245
                                                                    -------          --------
   Net increase (decrease) in equity accounts ..............          6,077            12,227
  Depositor's equity contribution (net redemption) .........            300               150
EQUITY ACCOUNTS:
  Beginning of period ......................................              0                 0
                                                                    -------          --------
  End of period ............................................        $ 6,377          $ 12,377
                                                                    =======          ========


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was May 1, 1996.
(d) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(e) The inception date of this sub-account was January 2, 1997.


   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                             For the period ended
                       ----------------------------------


                                                                       MONEY MARKET SUB-ACCOUNT
                                                                              DECEMBER 31
                                                                       -------------------------
                                                                            1997         1996
                                                                       ------------ ------------
Accumulation unit value, beginning of period .........................   $ 13.29      $ 12.80
 Income from operations:
  Net investment income (loss) .......................................      0.53         0.49
  Net realized and unrealized gain (loss) on investments .............      0.00         0.00
                                                                         -------      -------
   Total income (loss) from operations ...............................      0.53         0.49
                                                                         -------      -------
Accumulation unit value, end of period ...............................   $ 13.82      $ 13.29
                                                                         =======      =======
Total return (a) .....................................................       4.00%        3.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 39,531     $ 51,141
 Ratios of net investment income (loss) to average net assets (b) ....       3.92%        3.72%



                                                                             MONEY MARKET SUB-ACCOUNT
                                                                                    DECEMBER 31
                                                                       -------------------------------------
                                                                            1995         1994         1993
                                                                       ------------ ------------ -----------
Accumulation unit value, beginning of period .........................   $ 12.29      $ 12.03     $ 11.89
 Income from operations:
  Net investment income (loss) .......................................      0.51         0.26        0.14
  Net realized and unrealized gain (loss) on investments .............      0.00         0.00        0.00
                                                                         -------      -------     --------
   Total income (loss) from operations ...............................      0.51         0.26        0.14
                                                                         -------      -------     --------
Accumulation unit value, end of period ...............................   $ 12.80      $ 12.29     $ 12.03
                                                                         =======      =======     ========
Total return (a) .....................................................       4.12%        2.22%       1.16%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 41,596     $ 55,318    $ 32,943
 Ratios of net investment income (loss) to average net assets (b) ....       4.03%        2.28%       1.15%


                                                                           BOND SUB-ACCOUNT
                                                                             DECEMBER 31
                                                                       ------------------------
                                                                            1997         1996
                                                                       ------------ -----------
Accumulation unit value, beginning of period .........................   $ 18.11      $ 18.31
 Income from operations:
  Net investment income (loss) .......................................      0.73         0.77
  Net realized and unrealized gain (loss) on investments .............      0.68       ( 0.97)
                                                                         -------      -------
   Total income (loss) from operations ...............................      1.41       ( 0.20)
                                                                         -------      -------
Accumulation unit value, end of period ...............................   $ 19.52      $ 18.11
                                                                         =======      =======
Total return (a) .....................................................       7.80%     ( 1.10%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 46,082     $45,516
 Ratios of net investment income (loss) to average net assets (b) ....       3.95%       4.34%



                                                                                BOND SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                       -----------------------------------
                                                                            1995        1994        1993
                                                                       ----------- ----------- -----------
Accumulation unit value, beginning of period .........................   $ 15.08     $ 16.40     $ 14.65
 Income from operations:
  Net investment income (loss) .......................................     0.83         0.72       1.67
  Net realized and unrealized gain (loss) on investments .............     2.40       ( 2.04)      0.08
                                                                         -------     -------     -------
   Total income (loss) from operations ...............................     3.23       ( 1.32)      1.75
                                                                         -------     -------     -------
Accumulation unit value, end of period ...............................   $ 18.31     $ 15.08     $ 16.40
                                                                         =======     =======     =======
Total return (a) .....................................................     21.46%     ( 8.10%)     11.97%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $54,109     $47,193     $66,483
 Ratios of net investment income (loss) to average net assets (b) ....      4.94%       4.69%      10.94%


                                                                           GROWTH SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                             1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $  33.17      $  28.47
 Income from operations:
  Net investment income (loss) .......................................       3.42          1.64
  Net realized and unrealized gain (loss) on investments .............       1.91          3.06
                                                                         --------      --------
   Total income (loss) from operations ...............................       5.33          4.70
                                                                         --------      --------
Accumulation unit value, end of period ...............................   $  38.50      $  33.17
                                                                         ========      ========
Total return (a) .....................................................       16.09%        16.50%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 571,456     $ 576,115
 Ratios of net investment income (loss) to average net assets (b) ....        9.36%         5.22%



                                                                                   GROWTH SUB-ACCOUNT
                                                                                      DECEMBER 31
                                                                       ------------------------------------------
                                                                             1995          1994           1993
                                                                       ------------- -------------- -------------
Accumulation unit value, beginning of period .........................   $  19.60       $  21.64      $  21.07
 Income from operations:
  Net investment income (loss) .......................................       2.35         ( 0.06)         0.20
  Net realized and unrealized gain (loss) on investments .............       6.52         ( 1.98)         0.37
                                                                         --------       --------      --------
   Total income (loss) from operations ...............................       8.87         ( 2.04)         0.57
                                                                         --------       --------      --------
Accumulation unit value, end of period ...............................   $  28.47       $  19.60      $  21.64
                                                                         ========       ========      ========
Total return (a) .....................................................       45.29%       ( 9.45%)         2.69%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 532,646      $ 409,881     $ 575,024
 Ratios of net investment income (loss) to average net assets (b) ....        9.81%       ( 0.28%)         0.99%


   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                             For the period ended
                       ----------------------------------



                                                                             GLOBAL SUB-ACCOUNT
                                                                                 DECEMBER 31
                                                                         ---------------------------
                                                                               1997          1996
                                                                         ------------- -------------
 Accumulation unit value, beginning of period ..........................   $  20.55      $  16.29
  Income from operations:
   Net investment income (loss) ........................................       2.55          1.62
   Net realized and unrealized gain (loss) on investments ..............       1.00          2.64
                                                                           --------      --------
    Total income (loss) from operations ................................       3.55          4.26
                                                                           --------      --------
 Accumulation unit value, end of period ................................   $  24.10      $  20.55
                                                                           ========      ========
 Total return (a) ......................................................       17.28%        26.15%
 Ratios and supplemental data:
  Net assets at end of period (in thousands) ...........................   $ 261,317     $ 221,185
  Ratios of net investment income (loss) to average net assets (b) .....       11.01%         8.60%



                                                                                    GLOBAL SUB-ACCOUNT
                                                                                       DECEMBER 31
                                                                         ----------------------------------------
                                                                               1995          1994          1993
                                                                         ------------- -------------- -----------
 Accumulation unit value, beginning of period ..........................   $  13.40       $  13.54      $ 10.15
  Income from operations:
   Net investment income (loss) ........................................       0.42           0.45        0.16
   Net realized and unrealized gain (loss) on investments ..............       2.47         ( 0.59)       3.23
                                                                           --------       --------      -------
    Total income (loss) from operations ................................       2.89         ( 0.14)       3.39
                                                                           --------       --------      -------
 Accumulation unit value, end of period ................................   $  16.29       $  13.40      $ 13.54
                                                                           ========       ========      =======
 Total return (a) ......................................................       21.53%       ( 0.99%)      33.34%
 Ratios and supplemental data:
  Net assets at end of period (in thousands) ...........................   $ 141,425      $ 144,705     $69,665
  Ratios of net investment income (loss) to average net assets (b) .....        2.89%         3.40%        1.40%




                                                                         STRATEGIC TOTAL RETURN
                                                                             SUB-ACCOUNT (H)
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                             1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $  15.46      $  13.61
 Income from operations:
  Net investment income (loss) .......................................       1.34          0.68
  Net realized and unrealized gain (loss) on investments .............       1.80          1.17
                                                                         --------      --------
   Total income (loss) from operations ...............................       3.14          1.85
                                                                         --------      --------
Accumulation unit value, end of period ...............................   $  18.60      $  15.46
                                                                         ========      ========
Total return (a) .....................................................       20.34%        13.57%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 164,259     $ 136,789
 Ratios of net investment income (loss) to average net assets (b) ....        7.83%         4.75%



                                                                        STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                        (H)
                                                                                   DECEMBER 31
                                                                       ------------------------------------
                                                                             1995         1994     1993 (C)
                                                                       ------------- ----------- ----------
Accumulation unit value, beginning of period .........................   $  11.06      $ 11.25    $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       0.59         0.16      0.16
  Net realized and unrealized gain (loss) on investments .............       1.96       ( 0.35)     1.09
                                                                         --------      -------    -------
   Total income (loss) from operations ...............................       2.55       ( 0.19)     1.25
                                                                         --------      -------    -------
Accumulation unit value, end of period ...............................   $  13.61      $ 11.06    $ 11.25
                                                                         ========      =======    =======
Total return (a) .....................................................       23.11%     ( 1.77%)    12.54%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 116,374     $88,607    $49,240
 Ratios of net investment income (loss) to average net assets (b) ....        4.74%       1.43%      1.84%



                                                                       EMERGING GROWTH SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                             1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $  19.26      $  16.40
 Income from operations:
  Net investment income (loss) .......................................       1.85          0.63
  Net realized and unrealized gain (loss) on investments .............       1.99          2.23
                                                                         --------      --------
   Total income (loss) from operations ...............................       3.84          2.86
                                                                         --------      --------
Accumulation unit value, end of period ...............................   $  23.10      $  19.26
                                                                         ========      ========
Total return (a) .....................................................       19.95%        17.41%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 165,848     $ 143,282
 Ratios of net investment income (loss) to average net assets (b) ....        8.73%         3.42%



                                                                             EMERGING GROWTH SUB-ACCOUNT
                                                                                     DECEMBER 31
                                                                       ---------------------------------------
                                                                             1995         1994       1993 (C)
                                                                       ------------- ------------ ------------
Accumulation unit value, beginning of period .........................   $  11.31      $ 12.37      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       0.51       ( 0.13)      ( 0.12)
  Net realized and unrealized gain (loss) on investments .............       4.58       ( 0.93)       2.49
                                                                         --------      -------      -------
   Total income (loss) from operations ...............................       5.09       ( 1.06)       2.37
                                                                         --------      -------      -------
Accumulation unit value, end of period ...............................   $  16.40      $ 11.31      $ 12.37
                                                                         ========      =======      =======
Total return (a) .....................................................       44.97%     ( 8.51%)      23.67%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 115,797     $83,480      $58,794
 Ratios of net investment income (loss) to average net assets (b) ....        3.68%     ( 1.21%)     ( 1.30%)

The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                             For the period ended
                       ----------------------------------


                                                                                      AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                               DECEMBER 31
                                                                         -------------------------------------------------------
                                                                              1997          1996           1995        1994 (D)
                                                                         -----------   ------------   -----------   ------------
Accumulation unit value, beginning of period .........................     $ 14.56       $ 13.35        $  9.79       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       1.42           0.25          0.29         ( 0.08)
  Net realized and unrealized gain (loss) on investments .............       1.88           0.96          3.27         ( 0.13)
                                                                           -------       -------        -------       -------
   Total income (loss) from operations ...............................       3.30           1.21          3.56         ( 0.21)
                                                                           -------       -------        -------       -------
Accumulation unit value, end of period ...............................     $ 17.86       $ 14.56        $ 13.35       $  9.79
                                                                           =======       =======        =======       =======
Total return (a) .....................................................       22.71%          9.07%        36.31%       ( 2.08%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $74,544       $ 63,843       $65,666       $18,555
 Ratios of net investment income (loss) to average net assets (b) ....        8.51%          1.77%         2.28%       ( 1.04%)


                                                                                          BALANCED SUB-ACCOUNT
                                                                                              DECEMBER 31
                                                                         ------------------------------------------------------
                                                                              1997          1996          1995        1994 (D)
                                                                         -----------   -----------   -----------   ------------
Accumulation unit value, beginning of period .........................     $ 12.09       $ 11.06       $  9.35       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       1.32          0.26          0.29           0.21
  Net realized and unrealized gain (loss) on investments .............       0.58          0.77          1.42         ( 0.86)
                                                                           -------       -------       -------       -------
   Total income (loss) from operations ...............................       1.90          1.03          1.71         ( 0.65)
                                                                           -------       -------       -------       -------
Accumulation unit value, end of period ...............................     $ 13.99       $ 12.09       $ 11.06       $  9.35
                                                                           =======       =======       =======       =======
Total return (a) .....................................................       15.65%         9.34%        18.31%       ( 6.52%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $17,324       $13,598       $11,343       $ 9,379
 Ratios of net investment income (loss) to average net assets (b) ....       10.01%         2.29%         2.85%         2.63%


                                                                                    GROWTH & INCOME SUB-ACCOUNT (I)
                                                                                              DECEMBER 31
                                                                         ------------------------------------------------------
                                                                              1997          1996          1995        1994 (D)
                                                                         -----------   -----------   -----------   ------------
Accumulation unit value, beginning of period .........................     $ 12.91       $ 11.71       $  9.46       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       2.06          0.50          0.45           0.32
  Net realized and unrealized gain (loss) on investments .............       0.92          0.70          1.80         ( 0.86)
                                                                           -------       -------       -------       -------
   Total income (loss) from operations ...............................       2.98          1.20          2.25         ( 0.54)
                                                                           -------       -------       -------       -------
Accumulation unit value, end of period ...............................     $ 15.89       $ 12.91       $ 11.71       $  9.46
                                                                           =======       =======       =======       =======
Total return (a) .....................................................       23.10%        10.25%        23.70%       ( 5.37%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $14,056       $12,397       $11,890       $ 5,506
 Ratios of net investment income (loss) to average net assets (b) ....       14.87%         4.17%         4.26%         4.07%


   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                             For the period ended
                       ----------------------------------



                                                                         TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                      DECEMBER 31
                                                                         --------------------------------------
                                                                              1997          1996       1995 (E)
                                                                         -----------   -----------   ----------
Accumulation unit value, beginning of period .........................     $ 13.40       $ 11.86      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       1.02          0.46         0.58
  Net realized and unrealized gain (loss) on investments .............       1.01          1.08         1.28
                                                                           -------       -------      -------
   Total income (loss) from operations ...............................       2.03          1.54         1.86
                                                                           -------       -------      -------
Accumulation unit value, end of period ...............................     $ 15.43       $ 13.40      $ 11.86
                                                                           =======       =======      =======
Total return (a) .....................................................       15.14%        13.00%       18.61%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $77,923       $62,195      $34,910
 Ratios of net investment income (loss) to average net assets (b) ....        6.99%         3.71%        5.25%




                                                                              C.A.S.E. GROWTH
                                                                                SUB-ACCOUNT
                                                                                DECEMBER 31
                                                                         -------------------------
                                                                              1997        1996 (F)
                                                                         -----------   -----------
Accumulation unit value, beginning of period .........................     $ 13.88      $ 12.87
 Income from operations:
  Net investment income (loss) .......................................       3.15          0.39
  Net realized and unrealized gain (loss) on investments .............      ( 1.26)        0.62
                                                                           -------      -------
   Total income (loss) from operations ...............................       1.89          1.01
                                                                           -------      -------
Accumulation unit value, end of period ...............................     $ 15.77      $ 13.88
                                                                           =======      =======
Total return (a) .....................................................       13.60%         7.84%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $17,677      $  3,612
 Ratios of net investment income (loss) to average net assets (b) ....       20.61%         4.43%




                                                                        GLOBAL SECTOR SUB-ACCOUNT (J)
                                                                                DECEMBER 31
                                                                         -------------------------
                                                                              1997        1996 (F)
                                                                         -----------   -----------
Accumulation unit value, beginning of period .........................    $ 10.52        $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       0.39         ( 0.01)
  Net realized and unrealized gain (loss) on investments .............      ( 0.16)        0.53
                                                                          --------       -------
   Total income (loss) from operations ...............................       0.23          0.52
                                                                          --------       -------
Accumulation unit value, end of period ...............................    $ 10.75        $ 10.52
                                                                          ========       =======
Total return (a) .....................................................        2.15%         5.19%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................    $  2,361       $ 2,417
 Ratios of net investment income (loss) to average net assets (b) ....        3.54%       ( 0.09%)



   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                             For the period ended
                       ----------------------------------



                                                                         VALUE EQUITY SUB-ACCOUNT
                                                                                DECEMBER 31
                                                                         -------------------------
                                                                              1997        1996 (F)
                                                                         -----------   -----------
Accumulation unit value, beginning of period .........................     $ 11.22       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       0.07          0.02
  Net realized and unrealized gain (loss) on investments .............       2.57          1.20
                                                                           -------       -------
   Total income (loss) from operations ...............................       2.64          1.22
                                                                           -------       -------
Accumulation unit value, end of period ...............................     $ 13.86       $ 11.22
                                                                           =======       =======
Total return (a) .....................................................       23.49%        12.25%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $49,376       $16,679
 Ratios of net investment income (loss) to average net assets (b) ....        0.55%         0.30%




                                                                           INTERNATIONAL         U.S.
                                                                              EQUITY           EQUITY
                                                                            SUB-ACCOUNT      SUB-ACCOUNT
                                                                            DECEMBER 31      DECEMBER 31
                                                                              1997 (G)         1997 (G)
                                                                         ----------------   ------------
Accumulation unit value, beginning of period .........................       $ 10.00          $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        ( 0.05)           0.75
  Net realized and unrealized gain (loss) on investments .............         0.67             1.79
                                                                             -------          -------
   Total income (loss) from operations ...............................         0.62             2.54
                                                                             -------          -------
Accumulation unit value, end of period ...............................       $ 10.62          $ 12.54
                                                                             =======          =======
Total return (a) .....................................................          6.17%           25.44%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................       $ 6,377          $12,377
 Ratios of net investment income (loss) to average net assets (b) ....        ( 0.52%)           6.37%


 * The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios below.



NOTES TO SELECTED PER UNIT DATA AND RATIOS:

(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was March 1, 1993.
(d) The inception date of this sub-account was March 1, 1994.
(e) The inception date of this sub-account was January 3, 1995.
(f) The inception date of this sub-account was May 1, 1996.
(g) The inception date of this sub-account was January 2, 1997.
(h) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(i) Prior to May 1, 1997, this sub-account was known as Utility.
(j) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.


   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
            --------------------------------------------------------


NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING
          POLICIES


   The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Freedom and Attainer"); the WRL Freedom Bellwether, the WRL Freedom Conqueror, and the WRL Freedom Wealth Creator ("Bellwether, Conqueror, and Creator"). Information presented in these financial statements pertains only to the Freedom and Attainer contracts. The financial statements for the Bellwether, Conqueror, and Creator contracts are presented separately. Each contains fifteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

   The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. (|P`WRL Management|P') as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

   Effective March 1, 1997, the name of the Meridian/INVESCO Global Sector Sub-Account was changed to Global Sector Sub-Account. Effective May 1, 1997, the names of the Equity-Income and Utility Sub-Accounts were changed to the Strategic Total Return and Growth & Income Sub-Accounts, respectively.

   On December 16, 1997, pursuant to an exemptive order (Rel. No. IC-22944) received from the Securities and Exchange Commission for the substitution of securities issued by the WRL Series Fund and held by the Annuity Series Account to support individual flexible premium deferred variable annuity contracts, investments were transferred from the Short-to-Intermediate Government Sub-Account to the Bond Sub-Account.

   On January 2, 1997, WRL made an initial contribution of $ 450,000 to the Freedom and Attainer Annuity Account. The amount of the contribution and units received were as follows:

SUB-ACCOUNT                CONTRIBUTION           UNITS
-----------------------   --------------   ------------------
 International Equity     $ 300,000        30,000.000000
 U.S. Equity              $ 150,000        15,000.000000

   Freedom and Attainer sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently applied in the preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

   Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemptions order without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

C. ESTIMATES

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 2 -- CHARGES AND DEDUCTIONS

  Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES

  No deduction for sales expenses is made from purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

  On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. FREEDOM AND ATTAINER SUB-ACCOUNT CHARGES

  A daily charge equal to an annual rate of 1.25% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS

  Dividends of the Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semi-annually, while capital gains distributions are declared and reinvested annually. Dividends and distributions of the Fund are recorded on the ex-date and generally are paid to and reinvested by the Annuity Account on the next business day after the ex-date. Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Annuity Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:
For the year or period ended December 31, 1997 (in thousands)


                                                           MONEY MARKET            BOND                GROWTH
                                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................      $ 77,459            $  13,440             $ 77,599
Proceeds from sales of long-term securities .........        89,192               14,216              113,285

                                                                            STRATEGIC TOTAL          EMERGING
                                                            GLOBAL               RETURN               GROWTH
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................      $ 58,765            $  24,235             $ 34,844
Proceeds from sales of long-term securities .........        29,925               13,009               26,452

                                                          AGGRESSIVE                                 GROWTH &
                                                            GROWTH              BALANCED              INCOME
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................      $ 21,589            $   5,947             $  6,307
Proceeds from sales of long-term securities .........        18,353                2,831                5,553

                                                        TACTICAL ASSET          C.A.S.E.              GLOBAL
                                                          ALLOCATION             GROWTH               SECTOR
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................      $ 19,362             $ 17,376             $  1,150
Proceeds from sales of long-term securities .........         8,536                2,936                1,176

                                                             VALUE           INTERNATIONAL             U.S.
                                                            EQUITY               EQUITY               EQUITY
                                                          SUB-ACCOUNT       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
Purchase of long-term securities ....................      $ 31,913             $  7,000             $ 18,799
Proceeds from sales of long-term securities .........         5,559                  575                6,838

(a) The inception date of this sub-account was January 2, 1997.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 5 -- EQUITY TRANSACTIONS

For the year or period ended December 31, 1997

                                                     MONEY MARKET                BOND                   GROWTH
                                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
Units balance - beginning of year ...........       3,848,980.206975        2,513,341.667873        17,369,774.620879
Units issued ................................      11,575,147.233223          862,978.730209         2,279,098.834370
Units redeemed ..............................      12,563,321.209421        1,015,850.173329         4,806,982.383728
                                                   -----------------        ----------------        -----------------
Units balance - end of year .................       2,860,806.230777        2,360,470.224753        14,841,891.071521
                                                   =================        ================        =================

                                                                           STRATEGIC TOTAL             EMERGING
                                                       GLOBAL                  RETURN                  GROWTH
                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........      10,764,226.518931        8,849,836.119981         7,440,062.350527
Units issued ................................       3,749,061.891357        2,112,435.596505         2,546,826.204044
Units redeemed ..............................       3,669,529.145325        2,131,445.140520         2,807,098.871400
                                                   -----------------       -----------------        -----------------
Units balance - end of year .................      10,843,759.264963        8,830,826.575966         7,179,789.683171
                                                   =================       =================        =================

                                                     AGGRESSIVE                                        GROWTH &
                                                       GROWTH                 BALANCED                 INCOME
                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........       4,385,415.675763        1,124,365.141725           960,651.569215
Units issued ................................       1,850,632.936955          510,629.580596           478,200.816416
Units redeemed ..............................       2,063,136.150019          396,285.590604           554,083.005681
                                                   -----------------       -----------------        -----------------
Units balance - end of year .................       4,172,912.462699        1,238,709.131717           884,769.379950
                                                   =================       =================        =================

                                                   TACTICAL ASSET             C.A.S.E.                  GLOBAL
                                                     ALLOCATION                GROWTH                  SECTOR
                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........       4,640,508.914581          260,151.966141           229,745.728608
Units issued ................................       1,855,596.907295        1,161,937.075802           113,395.988568
Units redeemed ..............................       1,446,731.732547          301,193.371324           123,418.473364
                                                   -----------------       -----------------        -----------------
Units balance - end of year .................       5,049,374.089329        1,120,895.670619           219,723.243812
                                                   =================       =================        =================

                                                       VALUE               INTERNATIONAL                U.S.
                                                       EQUITY                  EQUITY                  EQUITY
                                                     SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
Units balance - beginning of period .........       1,485,890.372880             N/A                     N/A
Units issued ................................       3,435,914.288799          716,805.101676         1,741,590.992223
Units redeemed ..............................       1,359,655.640912          116,172.379235           754,935.647249
                                                   -----------------       -----------------       ------------------
Units balance - end of period ...............       3,562,149.020767          600,632.722441           986,655.344974
                                                   =================       =================       ==================

(a) The inception date of this sub-account was January 2, 1997.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 6 -- OTHER MATTERS

  At December 31, 1997, the equity accounts included net unrealized appreciation (depreciation) on investments as follows (in thousands):


SUB-ACCOUNT
---------------------------------------
  Money Market ........................    $    N/A
  Bond ................................         632
  Growth ..............................     121,406
  Global ..............................      39,417
  Strategic Total Return ..............      33,855
  Emerging Growth .....................      38,923
  Aggressive Growth ...................       6,348
  Balanced ............................       1,506
  Growth & Income .....................         672
  Tactical Asset Allocation ...........       8,550
  C.A.S.E. Growth .....................      (1,037)
  Global Sector .......................         (66)
  Value Equity ........................       6,314
  International Equity ................        (102)
  U.S. Equity .........................         (42)


1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
              STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
                              At December 31, 1997
         All amounts (except unit value, units and shares) in thousands
                       ----------------------------------



                                                  MONEY MARKET              BOND                 GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................          61,588,977             5,776,333             11,726,698
                                               =================     =================     ==================
   Cost ....................................   $          61,589     $          64,302     $          381,293
                                               =================     =================     ==================
  Investments at net asset value ...........   $          61,589     $          64,361     $          432,061
  Accrued transfers from depositor .........                 563                    15                     64
                                               -----------------     -----------------     ------------------
   Total assets ............................              62,152                64,376                432,125
                                               -----------------     -----------------     ------------------
LIABILITIES:
  Accrued transfers to depositor ...........                   0                     0                      0
                                               -----------------     -----------------     ------------------
   Net assets ..............................   $          62,152     $          64,376     $          432,125
                                               =================     =================     ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ...................................    5,382,845.870799      4,801,744.463198      23,272,251.525870
                                               =================     =================     ==================
   Unit value ..............................   $       11.546365     $       13.406842     $        18.568260
                                               =================     =================     ==================
   Contract Owners' equity .................   $          62,152     $          64,376     $          432,125
                                               -----------------     -----------------     ------------------
 Depositor's equity:
   Units ...................................                 N/A                   N/A                   N/A
                                               =================     =================     ==================
   Unit value ..............................   $             N/A     $             N/A     $              N/A
                                               =================     =================     ==================
   Depositor's equity ......................   $             N/A     $             N/A     $              N/A
                                               -----------------     -----------------     ------------------
   Total equity ............................   $          62,152     $          64,376     $          432,125
                                               =================     =================     ==================




                                                     GLOBAL
                                                   SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................           19,531,180
                                               ==================
   Cost ....................................   $          351,359
                                               ==================
  Investments at net asset value ...........   $          371,939
  Accrued transfers from depositor .........                    0
                                               ------------------
   Total assets ............................              371,939
                                               ------------------
LIABILITIES:
  Accrued transfers to depositor ...........                  427
                                               ------------------
   Net assets ..............................   $          371,512
                                               ------------------
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ...................................    15,530,666.209892
                                               ==================
   Unit value ..............................   $        23.921219
                                               ==================
   Contract Owners' equity .................   $          371,512
                                               ------------------
 Depositor's equity:
   Units ...................................                  N/A
                                               ==================
   Unit value ..............................   $              N/A
                                               ==================
   Depositor's equity ......................   $              N/A
                                               ------------------
   Total equity ............................   $          371,512
                                               ==================



                                                    STRATEGIC
                                                  TOTAL RETURN          EMERGING GROWTH      AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................           17,846,662             12,670,693            10,144,715
                                               ==================     ==================     =================
   Cost ....................................   $          241,928     $          226,211     $         150,651
                                               ==================     ==================     =================
  Investments at net asset value ...........   $          278,847     $          258,072     $         162,769
  Accrued transfers from depositor .........                  508                    658                     0
                                               ------------------     ------------------     -----------------
   Total assets ............................              279,355                258,730               162,769
                                               ------------------     ------------------     -----------------
LIABILITIES:
  Accrued transfers to depositor ...........                    0                      0                   368
                                               ------------------     ------------------     -----------------
   Net assets ..............................   $          279,355     $          258,730     $         162,401
                                               ------------------     ------------------     -----------------
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ...................................    15,124,297.031939      11,279,603.185013      9,141,315.304706
                                               ==================     ==================     =================
   Unit value ..............................   $        18.470638     $        22.937836     $       17.765572
                                               ==================     ==================     =================
   Contract Owners' equity .................   $          279,355     $          258,730     $         162,401
                                               ------------------     ------------------     -----------------
 Depositor's equity:
   Units ...................................                  N/A                    N/A                    N/A
                                               ==================     ==================     =================
   Unit value ..............................   $              N/A     $              N/A     $             N/A
                                               ==================     ==================     =================
   Depositor's equity ......................   $              N/A     $              N/A     $             N/A
                                               ------------------     ------------------     -----------------
   Total equity ............................   $          279,355     $          258,730     $         162,401
                                               ==================     ==================     =================



   The notes to the financial statements are an integral part of this report.

 W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
              STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
                              At December 31, 1997
         All amounts (except unit value, units and shares) in thousands
                       ----------------------------------



                                                                        GROWTH &
                                                  BALANCED               INCOME
                                                SUB-ACCOUNT         SUB-ACCOUNT (B)
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................           3,683,285             2,884,424
                                             =================     =================
   Cost ..................................   $          40,701     $          34,400
                                             =================     =================
  Investments at net asset value .........   $          44,233     $          36,221
  Accrued transfers from depositor .......                   0                   370
                                             -----------------     -----------------
   Total assets ..........................              44,233                36,591
                                             -----------------     -----------------
LIABILITIES:
  Accrued transfers to depositor .........                 331                     0
                                             -----------------     -----------------
   Net assets ............................   $          43,902     $          36,591
                                             =================     =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................    3,156,353.983498      2,315,991.647763
                                             =================     =================
   Unit value ............................   $       13.908933     $       15.799260
                                             =================     =================
   Contract Owners' equity ...............   $          43,902     $          36,591
                                             -----------------     -----------------
 Depositor's equity:
   Units .................................                 N/A                   N/A
                                             =================     =================
   Unit value ............................   $             N/A     $             N/A
                                             =================     =================
   Depositor's equity ....................   $             N/A     $             N/A
                                             -----------------     -----------------
   Total equity ..........................   $          43,902     $          36,591
                                             =================     =================



                                               TACTICAL ASSET
                                                 ALLOCATION          C.A.S.E. GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................           14,250,304             2,234,881
                                             ==================     =================
   Cost ..................................   $          180,989     $          31,111
                                             ==================     =================
  Investments at net asset value .........   $          193,992     $          31,312
  Accrued transfers from depositor .......                   92                   683
                                             ------------------     -----------------
   Total assets ..........................              194,084                31,995
                                             ------------------     -----------------
LIABILITIES:
  Accrued transfers to depositor .........                    0                     0
                                             ------------------     -----------------
   Net assets ............................   $          194,084     $          31,995
                                             ==================     =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................    12,633,176.602715      2,618,283.969060
                                             ==================     =================
   Unit value ............................   $        15.363005     $       12.219711
                                             ==================     =================
   Contract Owners' equity ...............   $          194,084     $          31,995
                                             ------------------     -----------------
 Depositor's equity:
   Units .................................                  N/A                    N/A
                                             ==================     =================
   Unit value ............................   $              N/A     $             N/A
                                             ==================     =================
   Depositor's equity ....................   $              N/A     $             N/A
                                             ------------------     -----------------
   Total equity ..........................   $          194,084     $          31,995
                                             ==================     =================




                                                                                         INTERNATIONAL              U.S.
                                              GLOBAL SECTOR         VALUE EQUITY             EQUITY                EQUITY
                                             SUB-ACCOUNT (C)        SUB-ACCOUNT         SUB-ACCOUNT (D)       SUB-ACCOUNT (D)
ASSETS:
Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................           999,486             7,005,029             1,040,824             2,218,809
                                             ===============     =================    ==================    ==================
   Cost ..................................   $        10,767     $          86,920    $           11,523    $           27,063
                                             ===============     =================    ==================    ==================
  Investments at net asset value .........   $        10,360     $          97,403    $           11,140    $           27,146
  Accrued transfers from depositor .......                 0                     0                     1                     0
                                             ---------------     -----------------    ------------------    ------------------
   Total assets ..........................            10,360                97,403                11,141                27,146
                                             ---------------     -----------------    ------------------    ------------------
LIABILITIES:
  Accrued transfers to depositor .........                16                   131                     0                   324
                                             ---------------     -----------------    ------------------    ------------------
   Net assets ............................   $        10,344     $          97,272    $           11,141    $           26,822
                                             ===============     =================    ==================    ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................    965,056.817608      7,035,131.859758      1,020,984.488864      2,126,414.461035
                                             ===============     =================    ==================    ==================
   Unit value ............................   $     10.718516     $       13.826568    $        10.600692    $        12.525559
                                             ===============     =================    ==================    ==================
   Contract Owners' equity ...............   $        10,344     $          97,272    $           10,823    $           26,634
                                             ---------------     -----------------    ------------------    ------------------
 Depositor's equity:
   Units .................................               N/A                   N/A         30,000.000000         15,000.000000
                                             ===============     =================    ==================    ==================
   Unit value ............................   $           N/A     $             N/A    $        10.600692    $        12.525559
                                             ===============     =================    ==================    ==================
   Depositor's equity ....................   $           N/A     $             N/A    $              318    $              188
                                             ---------------     -----------------    ------------------    ------------------
   Total equity ..........................   $        10,344     $          97,272    $           11,141    $           26,822
                                             ===============     =================    ==================    ==================


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(d) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                            STATEMENT OF OPERATIONS
                      For the year ended December 31, 1997
                            All amounts in thousands
                       ----------------------------------



                                                                          MONEY MARKET         BOND          GROWTH
                                                                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .....................................................     $    3,303      $    2,777      $    2,913
 Capital gain distributions ..........................................              0               0          42,884
                                                                           ----------      ----------      ----------
                                                                                3,303           2,777          45,797
EXPENSES:
 Mortality and expense risk ..........................................            894             584           5,367
                                                                           ----------      ----------      ----------
  Net investment income (loss) .......................................          2,409           2,193          40,430
                                                                           ----------      ----------      ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ..............              0             725           7,041
  Change in unrealized appreciation (depreciation) ...................              0             251           5,897
                                                                           ----------      ----------      ----------
   Net gain (loss) on investments ....................................              0             976          12,938
                                                                           ----------      ----------      ----------
    Net increase (decrease) in equity accounts resulting from operations   $    2,409      $    3,169      $   53,368
                                                                           ==========      ==========      ==========




                                                                                         STRATEGIC        EMERGING    AGGRESSIVE
                                                                           GLOBAL       TOTAL RETURN       GROWTH       GROWTH
                                                                        SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .....................................................  $   20,771        $  6,554        $      0     $  4,183
 Capital gain distributions ..........................................      23,043          16,769          23,760       10,389
                                                                        ----------        --------        --------     --------
                                                                            43,814          23,323          23,760       14,572
EXPENSES:
 Mortality and expense risk ..........................................       4,461           3,360           3,060        1,859
                                                                        ----------        --------        --------     --------
  Net investment income (loss) .......................................      39,353          19,963          20,700       12,713
                                                                        ----------        --------        --------     --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ..............      10,093           4,086          14,075        3,706
  Change in unrealized appreciation (depreciation) ...................      (5,246)         19,127           4,013        8,243
                                                                        ----------        --------        --------     --------
   Net gain (loss) on investments ....................................       4,847          23,213          18,088       11,949
                                                                        ----------        --------        --------     --------
    Net increase (decrease) in equity accounts resulting from operations$   44,200        $ 43,176        $ 38,788     $ 24,662
                                                                        ==========        ========        ========     ========


   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                            STATEMENT OF OPERATIONS
                 For the year or period ended December 31, 1997
                            All amounts in thousands
                       ----------------------------------



                                                                                            GROWTH &
                                                                            BALANCED         INCOME
                                                                          SUB-ACCOUNT   SUB-ACCOUNT (B)
INVESTMENT INCOME:
 Dividend income .......................................................   $   2,274       $   2,668
 Capital gain distributions ............................................       2,158           2,341
                                                                           ---------       ---------
                                                                               4,432           5,009
EXPENSES:
 Mortality and expense risk ............................................         511             358
                                                                           ---------       ---------
  Net investment income (loss) .........................................       3,921           4,651
                                                                           ---------       ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ................         513             584
  Change in unrealized appreciation (depreciation) .....................         766             526
                                                                           ---------       ---------
   Net gain (loss) on investments ......................................       1,279           1,110
                                                                           ---------       ---------
    Net increase (decrease) in equity accounts resulting from operations   $   5,200       $   5,761
                                                                           =========       =========



                                                                          TACTICAL ASSET
                                                                            ALLOCATION    C.A.S.E. GROWTH
                                                                           SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .......................................................    $   7,080       $   2,574
 Capital gain distributions ............................................        7,287             236
                                                                            ---------       ---------
                                                                               14,367           2,810
EXPENSES:
 Mortality and expense risk ............................................        2,310             309
                                                                            ---------       ---------
  Net investment income (loss) .........................................       12,057           2,501
                                                                            ---------       ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ................        2,439             354
  Change in unrealized appreciation (depreciation) .....................        8,073            (429)
                                                                            ---------       ---------
   Net gain (loss) on investments ......................................       10,512             (75)
                                                                            ---------       ---------
    Net increase (decrease) in equity accounts resulting from operations    $  22,569       $   2,426
                                                                            =========       =========




                                                                           GLOBAL SECTOR    VALUE EQUITY
                                                                          SUB-ACCOUNT (C)    SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .......................................................      $  475          $  1,069
 Capital gain distributions ............................................          33               165
                                                                              ------          --------
                                                                                 508             1,234
EXPENSES:
 Mortality and expense risk ............................................          92               850
                                                                              ------          --------
  Net investment income (loss) .........................................         416               384
                                                                              ------          --------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ................         147             1,431
  Change in unrealized appreciation (depreciation) .....................        (529)            8,951
                                                                              ------          --------
   Net gain (loss) on investments ......................................        (382)           10,382
                                                                              ------          --------
    Net increase (decrease) in equity accounts resulting from operations      $   34          $ 10,766
                                                                              ======          ========



                                                                           INTERNATIONAL         U.S.
                                                                               EQUITY           EQUITY
                                                                          SUB-ACCOUNT (D)   SUB-ACCOUNT (D)
INVESTMENT INCOME:
 Dividend income .......................................................      $    48           $   903
 Capital gain distributions ............................................            0                81
                                                                              -------           -------
                                                                                   48               984
EXPENSES:
 Mortality and expense risk ............................................           83               145
                                                                              -------           -------
  Net investment income (loss) .........................................          (35)              839
                                                                              -------           -------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ................          164               808
  Change in unrealized appreciation (depreciation) .....................         (383)               83
                                                                              -------           -------
   Net gain (loss) on investments ......................................         (219)              891
                                                                              -------           -------
    Net increase (decrease) in equity accounts resulting from operations      $  (254)          $ 1,730
                                                                              =======           =======



(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(d) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                              For the year ended
                            All amounts in thousands
                       ----------------------------------



                                                              MONEY MARKET                BOND
                                                               SUB-ACCOUNT             SUB-ACCOUNT
                                                               DECEMBER 31             DECEMBER 31
                                                         ----------------------- -----------------------
                                                             1997        1996        1997        1996
                                                         ----------- ----------- ----------- -----------
OPERATIONS:
  Net investment income (loss) .........................  $  2,409    $  1,540    $  2,193    $  1,599
  Net gain (loss) on investments .......................         0           0         976      (1,938)
                                                          --------    --------    --------    --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     2,409       1,540       3,169        (339)
                                                          --------    --------    --------    --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................    13,128      37,166      27,784       8,367
                                                          --------    --------    --------    --------
  Less cost of units redeemed:
   Administrative charges. .............................        29          18          30          24
   Policy loans ........................................        28         101           7          12
   Surrender benefits ..................................    11,282       8,017       4,268       2,412
   Death benefits ......................................       461         679         327         297
                                                          --------    --------    --------    --------
                                                            11,800       8,815       4,632       2,745
                                                          --------    --------    --------    --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     1,328      28,351      23,152       5,622
                                                          --------    --------    --------    --------
   Net increase (decrease) in equity accounts. .........     3,737      29,891      26,321       5,283
  Depositor's equity contribution (redemption) .........         0           0           0           0
EQUITY ACCOUNTS:
  Beginning of period ..................................    58,415      28,524      38,055      32,772
                                                          --------    --------    --------    --------
  End of period ........................................  $ 62,152    $ 58,415    $ 64,376    $ 38,055
                                                          ========    ========    ========    ========



                                                                  GROWTH
                                                                SUB-ACCOUNT
                                                                DECEMBER 31
                                                         -------------------------
                                                             1997          1996
                                                         ------------ ------------
OPERATIONS:
  Net investment income (loss) .........................  $  40,430    $  16,289
  Net gain (loss) on investments .......................     12,938       20,917
                                                          ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     53,368       37,206
                                                          ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     89,734       98,111
                                                          ---------    ---------
  Less cost of units redeemed:
   Administrative charges. .............................        356          243
   Policy loans ........................................        165          175
   Surrender benefits ..................................     25,016       14,230
   Death benefits ......................................      3,145        1,102
                                                          ---------    ---------
                                                             28,682       15,750
                                                          ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     61,052       82,361
                                                          ---------    ---------
   Net increase (decrease) in equity accounts. .........    114,420      119,567
  Depositor's equity contribution (redemption) .........          0            0
EQUITY ACCOUNTS:
  Beginning of period ..................................    317,705      198,138
                                                          ---------    ---------
  End of period ........................................  $ 432,125    $ 317,705
                                                          =========    =========




                                                                                              STRATEGIC
                                                                     GLOBAL                 TOTAL RETURN
                                                                   SUB-ACCOUNT             SUB-ACCOUNT (A)
                                                                   DECEMBER 31               DECEMBER 31
                                                            ------------------------- -------------------------
                                                                1997         1996         1997         1996
                                                            ------------ ------------ ------------ ------------
OPERATIONS:
  Net investment income (loss) ...........................   $  39,353    $  16,880    $  19,963    $   8,640
  Net gain (loss) on investments .........................       4,847       21,126       23,213        8,201
                                                             ---------    ---------    ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................      44,200       38,006       43,176       16,841
                                                             ---------    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     120,751       88,386       57,079       85,201
                                                             ---------    ---------    ---------    ---------
  Less cost of units redeemed:
   Administrative charges. ...............................         247          146          140           92
   Policy loans ..........................................         132          148           65           78
   Surrender benefits ....................................      19,577        9,451       15,264        6,805
   Death benefits ........................................       1,438          650        1,736          413
                                                             ---------    ---------    ---------    ---------
                                                                21,394       10,395       17,205        7,388
                                                             ---------    ---------    ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................      99,357       77,991       39,874       77,813
                                                             ---------    ---------    ---------    ---------
   Net increase (decrease) in equity accounts. ...........     143,557      115,997       83,050       94,654
  Depositor's equity contribution (redemption) ...........           0            0            0            0
EQUITY ACCOUNTS:
  Beginning of period ....................................     227,955      111,958      196,305      101,651
                                                             ---------    ---------    ---------    ---------
  End of period ..........................................   $ 371,512    $ 227,955    $ 279,355    $ 196,305
                                                             =========    =========    =========    =========



   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                              For the year ended
                            All amounts in thousands
                       ----------------------------------



                                                              EMERGING GROWTH
                                                                SUB-ACCOUNT
                                                                DECEMBER 31
                                                         -------------------------
                                                             1997         1996
                                                         ------------ ------------
OPERATIONS:
  Net investment income (loss) .........................  $  20,700    $   5,806
  Net gain (loss) on investments .......................     18,088       14,108
                                                          ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     38,788       19,914
                                                          ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     54,227       63,633
                                                          ---------    ---------
  Less cost of units redeemed:
   Administrative charges. .............................        198          128
   Policy loans ........................................        114          109
   Surrender benefits ..................................     12,701        8,246
   Death benefits ......................................        861          590
                                                          ---------    ---------
                                                             13,874        9,073
                                                          ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     40,353       54,560
                                                          ---------    ---------
   Net increase (decrease) in equity accounts. .........     79,141       74,474
  Depositor's equity contribution (redemption) .........          0            0
EQUITY ACCOUNTS:
  Beginning of period ..................................    179,589      105,115
                                                          ---------    ---------
  End of period ........................................  $ 258,730    $ 179,589
                                                          =========    =========



                                                             AGGRESSIVE GROWTH             BALANCED
                                                                SUB-ACCOUNT              SUB-ACCOUNT
                                                                DECEMBER 31              DECEMBER 31
                                                         ------------------------- ------------------------
                                                             1997         1996         1997        1996
                                                         ------------ ------------ ----------- ------------
OPERATIONS:
  Net investment income (loss) .........................  $  12,713    $   1,823    $  3,921     $    585
  Net gain (loss) on investments .......................     11,949        6,050       1,279        1,594
                                                          ---------    ---------    --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     24,662        7,873       5,200        2,179
                                                          ---------    ---------    --------     --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     45,729       36,889      12,830       12,103
                                                          ---------    ---------    --------     --------
  Less cost of units redeemed:
   Administrative charges. .............................        135           70          24           14
   Policy loans ........................................         61          102           0           22
   Surrender benefits ..................................      8,242        4,071       2,303        1,284
   Death benefits ......................................        384          107         535           79
                                                          ---------    ---------    --------     --------
                                                              8,822        4,350       2,862        1,399
                                                          ---------    ---------    --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     36,907       32,539       9,968       10,704
                                                          ---------    ---------    --------     --------
   Net increase (decrease) in equity accounts. .........     61,569       40,412      15,168       12,883
  Depositor's equity contribution (redemption) .........          0            0           0         (218)
EQUITY ACCOUNTS:
  Beginning of period ..................................    100,832       60,420      28,734       16,069
                                                          ---------    ---------    --------     --------
  End of period ........................................  $ 162,401    $ 100,832    $ 43,902     $ 28,734
                                                          =========    =========    ========     ========




                                                                  GROWTH &
                                                                   INCOME
                                                              SUB-ACCOUNT (B)
                                                                DECEMBER 31
                                                         --------------------------
                                                             1997          1996
                                                         ------------ -------------
OPERATIONS:
  Net investment income (loss) .........................  $   4,651     $     822
  Net gain (loss) on investments .......................      1,110           816
                                                          ---------     ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................      5,761         1,638
                                                          ---------     ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     13,075         9,551
                                                          ---------     ---------
  Less cost of units redeemed:
   Administrative charges. .............................         18             9
   Policy loans ........................................         14            12
   Surrender benefits ..................................      1,590           811
   Death benefits ......................................        595           241
                                                          ---------     ---------
                                                              2,217         1,073
                                                          ---------     ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     10,858         8,478
                                                          ---------     ---------
   Net increase (decrease) in equity accounts. .........     16,619        10,116
  Depositor's equity contribution (redemption) .........          0          (230)
EQUITY ACCOUNTS:
  Beginning of period ..................................     19,972        10,086
                                                          ---------     ---------
  End of period ........................................  $  36,591     $  19,972
                                                          =========     =========



                                                              TACTICAL ASSET
                                                                ALLOCATION             C.A.S.E. GROWTH
                                                                SUB-ACCOUNT              SUB-ACCOUNT
                                                                DECEMBER 31              DECEMBER 31
                                                         ------------------------- ------------------------
                                                             1997         1996         1997       1996 (C)
                                                         ------------ ------------ ------------ -----------
OPERATIONS:
  Net investment income (loss) .........................  $  12,057    $   3,678     $  2,501    $    200
  Net gain (loss) on investments .......................     10,512        5,793          (75)        640
                                                          ---------    ---------     --------    --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     22,569        9,471        2,426         840
                                                          ---------    ---------     --------    --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     58,937       51,801       18,228      11,840
                                                          ---------    ---------     --------    --------
  Less cost of units redeemed:
   Administrative charges. .............................         70           32           12           1
   Policy loans ........................................         36           23            7          11
   Surrender benefits ..................................     11,696        7,426          951         151
   Death benefits ......................................      1,197          514          206           0
                                                          ---------    ---------     --------    --------
                                                             12,999        7,995        1,176         163
                                                          ---------    ---------     --------    --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     45,938       43,806       17,052      11,677
                                                          ---------    ---------     --------    --------
   Net increase (decrease) in equity accounts. .........     68,507       53,277       19,478      12,517
  Depositor's equity contribution (redemption) .........          0            0          (25)         25
EQUITY ACCOUNTS:
  Beginning of period ..................................    125,577       72,300       12,542           0
                                                          ---------    ---------     --------    --------
  End of period ........................................  $ 194,084    $ 125,577     $ 31,995    $ 12,542
                                                          =========    =========     ========    ========



   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                         For the year or period ended
                            All amounts in thousands
                       ----------------------------------



                                                                 GLOBAL SECTOR                VALUE EQUITY
                                                                SUB-ACCOUNT (D)               SUB-ACCOUNT
                                                                  DECEMBER 31                 DECEMBER 31
                                                           -------------------------   --------------------------
                                                               1997        1996 (C)        1997         1996 (C)
                                                           ------------   ----------   ------------   -----------
OPERATIONS:
  Net investment income (loss) .........................     $    416      $      5      $    384      $     19
  Net gain (loss) on investments .......................         (382)          122        10,382         1,562
                                                             --------      --------      --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................           34           127        10,766         1,581
                                                             --------      --------      --------      --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................        7,204         3,410        67,627        22,294
                                                             --------      --------      --------      --------
  Less cost of units redeemed:
   Administrative charges ..............................            3             1            26             2
   Policy loans ........................................            1             0            10             6
   Surrender benefits ..................................          390            27         4,425           258
   Death benefits ......................................            9             0           248             0
                                                             --------      --------      --------      --------
                                                                  403            28         4,709           266
                                                             --------      --------      --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................        6,801         3,382        62,918        22,028
                                                             --------      --------      --------      --------
   Net increase (decrease) in equity accounts ..........        6,835         3,509        73,684        23,609
  Depositor's equity contribution (redemption) .........            0             0          (171)          150
EQUITY ACCOUNTS:
  Beginning of period ..................................        3,509             0        23,759             0
                                                             --------      --------      --------      --------
  End of period ........................................     $ 10,344      $  3,509      $ 97,272      $ 23,759
                                                             ========      ========      ========      ========




                                                             INTERNATIONAL        U.S.
                                                                EQUITY           EQUITY
                                                              SUB-ACCOUNT      SUB-ACCOUNT
                                                              DECEMBER 31      DECEMBER 31
                                                               1997 (E)         1997 (E)
                                                           ----------------   ------------
OPERATIONS:
  Net investment income (loss) .........................       $    (35)        $    839
  Net gain (loss) on investments .......................           (219)             891
                                                               --------         --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................           (254)           1,730
                                                               --------         --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................         11,350           26,831
                                                               --------         --------
  Less cost of units redeemed:
   Administrative charges ..............................              2                2
   Policy loans ........................................              5                0
   Surrender benefits ..................................            248            1,886
   Death benefits ......................................              0                1
                                                               --------         --------
                                                                    255            1,889
                                                               --------         --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................         11,095           24,942
                                                               --------         --------
   Net increase (decrease) in equity accounts. .........         10,841           26,672
  Depositor's equity contribution (redemption) .........            300              150
EQUITY ACCOUNTS:
  Beginning of period ..................................              0                0
                                                               --------         --------
  End of period ........................................       $ 11,141         $ 26,822
                                                               ========         ========


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was May 1, 1996.
(d) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(e) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------



                                                                      MONEY MARKET SUB-ACCOUNT
                                                                             DECEMBER 31
                                                                      -------------------------
                                                                          1997         1996
                                                                      ------------ ------------
Accumulation unit value, beginning of period ........................   $ 11.12      $ 10.73
 Income from operations:
  Net investment income (loss) ......................................      0.43         0.39
  Net realized and unrealized gain (loss) on investments ............      0.00         0.00
                                                                        -------      -------
   Total income (loss) from operations. .............................      0.43         0.39
                                                                        -------      -------
Accumulation unit value, end of period ..............................   $ 11.55      $ 11.12
                                                                        =======      =======
Total return (a) ....................................................       3.84%        3.65%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................   $ 62,152     $ 58,415
  Ratios of net investment income (loss) to average net assets (b) ..       3.78%        3.57%



                                                                            MONEY MARKET SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                      -------------------------------------
                                                                          1995         1994         1993
                                                                      ------------ ------------ -----------
Accumulation unit value, beginning of period ........................   $ 10.32      $ 10.11      $ 10.01
 Income from operations:
  Net investment income (loss) ......................................      0.41         0.21        0.10
  Net realized and unrealized gain (loss) on investments ............      0.00         0.00        0.00
                                                                        -------      -------      -------
   Total income (loss) from operations. .............................      0.41         0.21        0.10
                                                                        -------      -------      -------
Accumulation unit value, end of period ..............................   $ 10.73      $ 10.32      $ 10.11
                                                                        =======      =======      =======
Total return (a) ....................................................       3.96%        2.07%       1.01%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................   $ 28,524     $ 28,537     $ 8,786
  Ratios of net investment income (loss) to average net assets (b) ..       3.89%        2.26%       1.03%




                                                                                           BOND SUB-ACCOUNT
                                                                                             DECEMBER 31
                                                                     ------------------------------------------------------------
                                                                         1997         1996        1995        1994        1993
                                                                     ------------ ----------- ----------- ----------- -----------
Accumulation unit value, beginning of period .......................   $ 12.46      $ 12.61     $ 10.40     $ 11.33     $ 10.14
 Income from operations:
  Net investment income (loss) .....................................      0.67         0.56       0.64         0.52       2.69
  Net realized and unrealized gain (loss) on investments ...........      0.28       ( 0.71)      1.57       ( 1.45)     ( 1.50)
                                                                       -------      -------     -------     -------     -------
   Total income (loss) from operations. ............................      0.95       ( 0.15)      2.21       ( 0.93)      1.19
                                                                       -------      -------     -------     -------     -------
Accumulation unit value, end of period .............................   $ 13.41      $ 12.46     $ 12.61     $ 10.40     $ 11.33
                                                                       =======      =======     =======     =======     =======
Total return (a) ...................................................       7.64%     ( 1.25%)     21.28%     ( 8.23%)     11.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................   $ 64,376     $38,055     $32,772     $17,614     $17,280
 Ratios of net investment income (loss) to average net assets (b) ..       5.26%       4.60%       5.45%       4.91%      24.79%




                                                                         GROWTH SUB-ACCOUNT
                                                                             DECEMBER 31
                                                                     ---------------------------
                                                                          1997          1996
                                                                     ------------- -------------
Accumulation unit value, beginning of period .......................   $  16.02      $  13.77
 Income from operations:
  Net investment income (loss) .....................................       1.87          0.95
  Net realized and unrealized gain (loss) on investments ...........       0.68          1.30
                                                                       --------      --------
   Total income (loss) from operations. ............................       2.55          2.25
                                                                       --------      --------
Accumulation unit value, end of period .............................   $  18.57      $  16.02
                                                                       ========      ========
Total return (a) ...................................................       15.91%        16.32%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................   $ 432,125     $ 317,705
 Ratios of net investment income (loss) to average net assets (b) ..       10.53%         6.21%



                                                                                GROWTH SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                     ----------------------------------------
                                                                          1995          1994          1993
                                                                     ------------- -------------- -----------
Accumulation unit value, beginning of period .......................   $   9.49       $  10.50     $ 10.24
 Income from operations:
  Net investment income (loss) .....................................       1.30         ( 0.03)       0.31
  Net realized and unrealized gain (loss) on investments ...........       2.98         ( 0.98)      ( 0.05)
                                                                       --------       --------     --------
   Total income (loss) from operations. ............................       4.28         ( 1.01)       0.26
                                                                       --------       --------     --------
Accumulation unit value, end of period .............................   $  13.77       $   9.49     $ 10.50
                                                                       ========       ========     ========
Total return (a) ...................................................       45.08%       ( 9.58%)       2.55%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................   $ 198,139      $ 112,383    $ 87,415
 Ratios of net investment income (loss) to average net assets (b) ..       11.07%       ( 0.26%)       3.14%




   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------



                                                                          GLOBAL SUB-ACCOUNT
                                                                              DECEMBER 31
                                                                      ---------------------------
                                                                           1997          1996
                                                                      ------------- -------------
Accumulation unit value, beginning of period ........................   $  20.43      $  16.22
 Income from operations:
  Net investment income (loss) ......................................       2.85          1.79
  Net realized and unrealized gain (loss) on investments ............       0.64          2.42
                                                                        --------      --------
   Total income (loss) from operations. .............................       3.49          4.21
                                                                        --------      --------
Accumulation unit value, end of period ..............................   $  23.92      $  20.43
                                                                        ========      ========
Total return (a) ....................................................       17.10%        25.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 371,512     $ 227,955
 Ratios of net investment income (loss) to average net assets (b) ...       12.33%         9.45%



                                                                               GLOBAL SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                      -------------------------------------
                                                                           1995         1994        1993
                                                                      ------------- ----------- -----------
Accumulation unit value, beginning of period ........................   $  13.36      $ 13.52     $ 10.15
 Income from operations:
  Net investment income (loss) ......................................       0.43         0.53       0.11
  Net realized and unrealized gain (loss) on investments ............       2.43       ( 0.69)      3.26
                                                                        --------      -------     -------
   Total income (loss) from operations. .............................       2.86       ( 0.16)      3.37
                                                                        --------      -------     -------
Accumulation unit value, end of period ..............................   $  16.22      $ 13.36     $ 13.52
                                                                        ========      =======     =======
Total return (a) ....................................................       21.35%     ( 1.14%)     33.17%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 111,958     $95,829     $29,905
 Ratios of net investment income (loss) to average net assets (b) ...        2.96%       3.95%       0.99%




                                                                         STRATEGIC TOTAL RETURN
                                                                             SUB-ACCOUNT (H)
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                            1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $  15.37      $  13.56
 Income from operations:
  Net investment income (loss) .......................................       1.42          0.94
  Net realized and unrealized gain (loss) on investments .............       1.68          0.87
                                                                         --------      --------
   Total income (loss) from operations ...............................       3.10          1.81
                                                                         --------      --------
Accumulation unit value, end of period ...............................   $  18.47      $  15.37
                                                                         ========      ========
Total return (a) .....................................................       20.16%        13.40%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 279,355     $ 196,305
  Ratios of net investment income (loss) to average net assets (b) ...        8.31%         6.55%



                                                                       STRATEGIC TOTAL RETURN SUB-ACCOUNT (H)
                                                                                    DECEMBER 31
                                                                       -------------------------------------
                                                                            1995         1994      1993 (C)
                                                                       ------------- ----------- -----------
Accumulation unit value, beginning of period .........................   $  11.03      $ 11.24     $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       0.59         0.16       0.20
  Net realized and unrealized gain (loss) on investments .............       1.94       ( 0.37)      1.04
                                                                         --------      -------     -------
   Total income (loss) from operations ...............................       2.53       ( 0.21)      1.24
                                                                         --------      -------     -------
Accumulation unit value, end of period ...............................   $  13.56      $ 11.03     $ 11.24
                                                                         ========      =======     =======
Total return (a) .....................................................       22.93%     ( 1.92%)     12.43%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 101,651     $71,733     $28,312
  Ratios of net investment income (loss) to average net assets (b) ...        4.76%       1.49%       2.24%




                                                                       EMERGING GROWTH SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                            1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $  19.15      $  16.34
 Income from operations:
  Net investment income (loss) .......................................       2.00          0.73
  Net realized and unrealized gain (loss) on investments .............       1.79          2.08
                                                                         --------      --------
   Total income (loss) from operations. ..............................       3.79          2.81
                                                                         --------      --------
Accumulation unit value, end of period ...............................   $  22.94      $  19.15
                                                                         ========      ========
Total return (a) .....................................................       19.77%        17.23%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 258,730     $ 179,589
  Ratios of net investment income (loss) to average net assets (b) ...        9.45%         3.96%



                                                                            EMERGING GROWTH SUB-ACCOUNT
                                                                                    DECEMBER 31
                                                                       --------------------------------------
                                                                            1995         1994       1993 (C)
                                                                       ------------- ------------ -----------
Accumulation unit value, beginning of period .........................   $  11.29      $ 12.35      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       0.54       ( 0.15)      ( 0.14)
  Net realized and unrealized gain (loss) on investments .............       4.51       ( 0.91)       2.49
                                                                         --------      -------      -------
   Total income (loss) from operations. ..............................       5.05       ( 1.06)       2.35
                                                                         --------      -------      -------
Accumulation unit value, end of period ...............................   $  16.34      $ 11.29      $ 12.35
                                                                         ========      =======      =======
Total return (a) .....................................................       44.75%     ( 8.65%)      23.54%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 105,115     $62,615      $25,444
  Ratios of net investment income (loss) to average net assets (b) ...        3.85%     ( 1.33%)     ( 1.44%)


   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------



                                                                                 AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                          DECEMBER 31
                                                                      ---------------------------------------------------
                                                                           1997          1996         1995      1994 (D)
                                                                      ------------- ------------- ----------- -----------
Accumulation unit value, beginning of period ........................   $  14.50      $  13.31      $  9.78     $ 10.00
 Income from operations:
  Net investment income (loss) ......................................       1.60          0.31        0.40       ( 0.10)
  Net realized and unrealized gain (loss) on investments ............       1.67          0.88        3.13       ( 0.12)
                                                                        --------      --------      -------     -------
   Total income (loss) from operations ..............................       3.27          1.19        3.53       ( 0.22)
                                                                        --------      --------      -------     -------
Accumulation unit value, end of period ..............................   $  17.77      $  14.50      $ 13.31     $  9.78
                                                                        ========      ========      =======     =======
Total return (a) ....................................................       22.52%         8.91%      36.10%     ( 2.18%)
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................   $ 162,401     $ 100,832     $60,420     $11,403
  Ratios of net investment income (loss) to average net assets (b) ..        9.55%         2.22%       3.04%     ( 1.19%)




                                                                                         BALANCED SUB-ACCOUNT
                                                                                             DECEMBER 31
                                                                        ------------------------------------------------------
                                                                            1997          1996           1995        1994 (D)
                                                                        -----------   ------------   -----------   -----------
Accumulation unit value, beginning of period ........................     $ 12.05       $ 11.03        $  9.34       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................       1.40           0.30          0.32           0.27
  Net realized and unrealized gain (loss) on investments ............       0.46           0.72          1.37         ( 0.93)
                                                                          -------       -------        -------       -------
  Total income (loss) from operations. ..............................       1.86           1.02          1.69         ( 0.66)
                                                                          -------       -------        -------       -------
Accumulation unit value, end of period ..............................     $ 13.91       $ 12.05        $ 11.03       $  9.34
                                                                          =======       =======        =======       =======
Total return (a) ....................................................       15.47%          9.18%        18.13%       ( 6.61%)
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $43,902       $ 28,734       $16,069       $ 7,936
  Ratios of net investment income (loss) to average net assets (b) ..       10.72%          2.69%         3.16%         3.48%




                                                                                   GROWTH & INCOME SUB-ACCOUNT (I)
                                                                                             DECEMBER 31
                                                                        -----------------------------------------------------
                                                                            1997          1996          1995        1994 (D)
                                                                        -----------   -----------   -----------   -----------
Accumulation unit value, beginning of period ........................     $ 12.85       $ 11.68       $  9.45       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................       2.52          0.68          0.47           0.33
  Net realized and unrealized gain (loss) on investments ............       0.43          0.49          1.76         ( 0.88)
                                                                          -------       -------       -------       -------
   Total income (loss) from operations. .............................       2.95          1.17          2.23         ( 0.55)
                                                                          -------       -------       -------       -------
Accumulation unit value, end of period ..............................     $ 15.80       $ 12.85       $ 11.68       $  9.45
                                                                          =======       =======       =======       =======
Total return (a) ....................................................       22.92%        10.08%        23.52%       ( 5.47%)
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $36,591       $19,972       $10,086       $ 3,786
  Ratios of net investment income (loss) to average net assets (b) ..       18.15%         5.68%         4.50%         4.18%


   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------



                                                                           TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                        DECEMBER 31
                                                                        -------------------------------------------
                                                                             1997            1996         1995 (E)
                                                                        -------------   -------------   -----------
Accumulation unit value, beginning of period ........................     $  13.36        $  11.84        $ 10.00
 Income from operations:
  Net investment income (loss) ......................................         1.06            0.47          0.82
  Net realized and unrealized gain (loss) on investments ............         0.94            1.05          1.02
                                                                          --------        --------        -------
   Total income (loss) from operations. .............................         2.00            1.52          1.84
                                                                          --------        --------        -------
Accumulation unit value, end of period ..............................     $  15.36        $  13.36        $ 11.84
                                                                          ========        ========        =======
Total return (a) ....................................................         14.97%          12.83%        18.43%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $ 194,084       $ 125,577       $72,300
  Ratios of net investment income (loss) to average net assets (b) ..          7.30%           3.72%         7.29%




                                                                              C.A.S.E. GROWTH
                                                                               SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                        --------------------------
                                                                            1997         1996 (F)
                                                                        ------------   -----------
Accumulation unit value, beginning of period ........................     $ 10.77       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................        1.34          0.36
  Net realized and unrealized gain (loss) on investments ............        0.11          0.41
                                                                          -------       --------
   Total income (loss) from operations. .............................        1.45          0.77
                                                                          -------       --------
Accumulation unit value, end of period ..............................     $ 12.22       $ 10.77
                                                                          =======       ========
Total return (a) ....................................................        13.43%         7.73%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $ 31,995      $ 12,542
  Ratios of net investment income (loss) to average net assets (b) ..        11.31%         5.46%




                                                                       GLOBAL SECTOR SUB-ACCOUNT (J)
                                                                               DECEMBER 31
                                                                        --------------------------
                                                                            1997         1996 (F)
                                                                        ------------   -----------
Accumulation unit value, beginning of period ........................     $ 10.51       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................        0.69          0.04
  Net realized and unrealized gain (loss) on investments ............       ( 0.48)        0.47
                                                                          --------      -------
   Total income (loss) from operations. .............................        0.21          0.51
                                                                          --------      -------
Accumulation unit value, end of period ..............................     $ 10.72       $ 10.51
                                                                          ========      =======
Total return (a) ....................................................         1.99%         5.09%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $ 10,344      $  3,509
  Ratios of net investment income (loss) to average net assets (b) ..         6.30%         0.59%


   The notes to the financial statements are an integral part of this report.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                      ----------------------------------

                                                                       VALUE EQUITY SUB-ACCOUNT
                                                                              DECEMBER 31
                                                                       -------------------------
                                                                           1997        1996 (F)
                                                                       -----------   -----------
Accumulation unit value, beginning of period .......................     $ 11.21       $ 10.00
 Income from operations:
  Net investment income (loss) .....................................       0.08          0.02
  Net realized and unrealized gain (loss) on investments ...........       2.54          1.19
                                                                         -------       -------
   Total income (loss) from operations. ............................       2.62          1.21
                                                                         -------       -------
Accumulation unit value, end of period .............................     $ 13.83       $ 11.21
                                                                         =======       =======
Total return (a) ...................................................       23.30%        12.13%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................     $97,272       $23,759
 Ratios of net investment income (loss) to average net assets (b) ..        0.63%         0.33%

                                                                           INTERNATIONAL
                                                                              EQUITY           U.S. EQUITY
                                                                            SUB-ACCOUNT       SUB-ACCOUNT
                                                                            DECEMBER 31       DECEMBER 31
                                                                              1997 (G)          1997 (G)
                                                                         ----------------   --------------
Accumulation unit value, beginning of period .........................       $ 10.00           $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        ( 0.06)            0.95
  Net realized and unrealized gain (loss) on investments .............         0.66              1.58
                                                                             -------           -------
   Total income (loss) from operations. ..............................         0.60              2.53
                                                                             -------           -------
Accumulation unit value, end of period ...............................       $ 10.60           $ 12.53
                                                                             =======           =======
Total return (a) .....................................................          6.01%            25.26%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................       $11,141           $26,822
 Ratios of net investment income (loss) to average net assets (b) ....        ( 0.58%)            7.99%

 * The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios below.

NOTES TO SELECTED PER UNIT DATA AND RATIOS:

(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was March 1, 1993.
(d) The inception date of this sub-account was March 1, 1994.
(e) The inception date of this sub-account was January 3, 1995.
(f) The inception date of this sub-account was May 1, 1996.
(g) The inception date of this sub-account was January 2, 1997.
(h) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(i) Prior to May 1, 1997, this sub-account was known as Utility.
(j) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.

   The notes to the financial statements are an integral part of this report.

1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
            --------------------------------------------------------



NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING
          POLICIES


   The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Freedom and Attainer"); the WRL Freedom Bellwether, the WRL Freedom Conqueror, and the WRL Freedom Wealth Creator ("Bellwether, Conqueror, and Creator"). Information presented in these financial statements pertains only to Bellwether, Conqueror, and Creator contracts. The financial statements for Freedom and Attainer contracts are presented separately. Each contains fifteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a |P`Portfolio|P'), a registered management investment company under the Investment Company Act of 1940, as amended.

   The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. (|P`WRL Management|P') as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

   Effective March 1, 1997, the name of the Meridian/INVESCO Global Sector Sub-Account was changed to Global Sector Sub-Account. Effective May 1, 1997, the names of the Equity-Income and Utility Sub-Accounts were changed to the Strategic Total Return and Growth & Income Sub-Accounts, respectively.

   On December 16, 1997, pursuant to an exemptive order (Rel. No. IC-22944) received from the Securities and Exchange Commission for the substitution of securities issued by the WRL Series Fund and held by the Annuity Series Account to support individual flexible premium deferred variable annuity contracts, investments were transferred from the Short-to-Intermediate Government Sub-Account to the Bond Sub-Account.

   On January 2, 1997, WRL made an initial contribution of $ 450,000 to the Bellwether, Conqueror, and Creator Annuity Account. The amount of the contribution and units received were as follows:


SUB-ACCOUNT                CONTRIBUTION           UNITS
-----------------------   --------------   ------------------
 International Equity     $ 300,000        30,000.000000
 U.S. Equity              $ 150,000        15,000.000000

   Bellwether, Conqueror, and Creator sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently applied in the preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

   Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

C. ESTIMATES

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 2 -- CHARGES AND DEDUCTIONS

  Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES

  No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

  On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. BELLWETHER, CONQUEROR, AND CREATOR
   SUB-ACCOUNT CHARGES

  A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS

  Dividends of the Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semi-annually, while capital gains distributions are declared and reinvested annually. Dividends and distributions of the Fund are recorded on the ex-date and generally are paid to and reinvested by the Annuity Account on the next business day after the ex-date. Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Annuity Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:
For the year or period ended December 31, 1997 (in thousands)




                                                           MONEY MARKET            BOND                GROWTH
                                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................      $ 153,633            $ 37,443             $ 122,522
Proceeds from sales of long-term securities .........        149,511              12,120                21,149

                                                                            STRATEGIC TOTAL          EMERGING
                                                            GLOBAL               RETURN               GROWTH
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................      $ 168,791            $ 73,081             $  96,258
Proceeds from sales of long-term securities .........         29,502              13,988                35,413

                                                          AGGRESSIVE                                 GROWTH &
                                                            GROWTH              BALANCED              INCOME
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................      $  66,644            $ 16,681             $  17,644
Proceeds from sales of long-term securities .........         16,716               2,519                 2,580

                                                        TACTICAL ASSET          C.A.S.E.              GLOBAL
                                                          ALLOCATION             GROWTH               SECTOR
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................      $  71,332            $ 21,245             $   8,746
Proceeds from sales of long-term securities .........         13,328               2,451                 1,529

                                                             VALUE           INTERNATIONAL             U.S.
                                                            EQUITY               EQUITY               EQUITY
                                                          SUB-ACCOUNT       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
Purchase of long-term securities ....................      $  69,688            $ 13,905             $  33,124
Proceeds from sales of long-term securities .........          6,530               2,545                 6,868

(a) The inception date of this sub-account was January 2, 1997.


1 9 9 7  A n n u a l  R e p o r t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 5 -- EQUITY TRANSACTIONS

For the year or period ended December 31, 1997


                                                     MONEY MARKET                BOND                   GROWTH
                                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
Units balance - beginning of year ...........       5,253,582.115062        3,055,304.507335        19,832,581.763517
Units issued ................................      26,457,168.318053        3,754,132.232864         9,816,793.075188
Units redeemed ..............................      26,327,904.562316        2,007,692.277001         6,377,123.312835
                                                   -----------------       -----------------        -----------------
Units balance - end of year .................       5,382,845.870799        4,801,744.463198        23,272,251.525870
                                                   =================       =================        =================

                                                                           STRATEGIC TOTAL             EMERGING
                                                       GLOBAL                  RETURN                  GROWTH
                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........      11,159,128.232837       12,770,553.738705         9,376,916.835961
Units issued ................................       9,373,185.986939        5,550,942.020136         6,544,341.394624
Units redeemed ..............................       5,001,648.009884        3,197,198.726902         4,641,655.045572
                                                   -----------------       -----------------        -----------------
Units balance - end of year .................      15,530,666.209892       15,124,297.031939        11,279,603.185013
                                                   =================       =================        =================

                                                     AGGRESSIVE                                        GROWTH &
                                                       GROWTH                 BALANCED                 INCOME
                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........       6,954,084.354037        2,385,500.177475         1,553,810.728349
Units issued ................................       5,494,774.016914        1,449,305.357557         1,325,425.819180
Units redeemed ..............................       3,307,543.066245          678,451.551534           563,244.899766
                                                   -----------------       -----------------        -----------------
Units balance - end of year .................       9,141,315.304706        3,156,353.983498         2,315,991.647763
                                                   =================       =================        =================

                                                   TACTICAL ASSET             C.A.S.E.                  GLOBAL
                                                     ALLOCATION                GROWTH                  SECTOR
                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........       9,397,630.629186        1,164,233.311699           333,942.618296
Units issued ................................       6,245,046.647926        2,141,602.077583           877,896.228903
Units redeemed ..............................       3,009,500.674397          687,551.420222           246,782.029591
                                                   -----------------       -----------------        -----------------
Units balance - end of year .................      12,633,176.602715        2,618,283.969060           965,056.817608
                                                   =================       =================        =================

                                                        VALUE               INTERNATIONAL                U.S.
                                                       EQUITY                  EQUITY                  EQUITY
                                                     SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
Units balance - beginning of period .........       2,118,820.411102             N/A                     N/A
Units issued ................................       7,466,205.916025        1,505,190.895915         3,215,142.122881
Units redeemed ..............................       2,549,894.467369          454,206.407051         1,073,727.661846
                                                   -----------------       -----------------       ------------------
Units balance - end of period ...............       7,035,131.859758        1,050,984.488864         2,141,414.461035
                                                   =================       =================       ==================

(a) The inception date of this sub-account was January 2, 1997.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 6 -- OTHER MATTERS

  At December 31, 1997, the equity accounts included net unrealized appreciation (depreciation) on investments as follows (in thousands):



SUB-ACCOUNT
---------------------------------------
  Money Market ........................    $   N/A
  Bond ................................         59
  Growth ..............................     50,768
  Global ..............................     20,580
  Strategic Total Return ..............     36,919
  Emerging Growth .....................     31,861
  Aggressive Growth ...................     12,118
  Balanced ............................      3,532
  Growth & Income .....................      1,821
  Tactical Asset Allocation ...........     13,003
  C.A.S.E. Growth .....................        201
  Global Sector .......................       (407)
  Value Equity ........................     10,483
  International Equity ................       (383)
  U.S. Equity .........................         83



                                       35
1 9 9 7  A n n u a l  R e p o r t

                      THIS PAGE INTENTIONALLY LEFT BLANK.

W R L  S e r i e s  A n n u i t y  A c c o u n t

                                   /diamond/

                           WRL SERIES ANNUITY ACCOUNT

                                   OFFICE OF
                           WRL SERIES ANNUITY ACCOUNT
                              201 Highland Avenue
                              Largo, FL 33770-2597
                                 1-800-851-9777

                                  DISTRIBUTOR:

                             InterSecurities, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2597

                                    INSURER:

                             Western Reserve Life
                             Assurance Co. of Ohio
                              201 Highland Avenue
                              Largo, FL 33770-2597

                            INDEPENDENT ACCOUNTANTS:

                              Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City. MO 64105

                         THIS MATERIAL IS FOR CONTRACT
                   HOLDER'S REPORTING PURPOSES ONLY AND SHALL
                 NOT BE USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.


                                   [WRL LOGO]

               --------------------------------------------------
                   Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
             201 Highland Avenue /bullet/ Largo, Florida 33770-2597


February 1998
ACC00002 (2/98)